UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2019

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 28, 2019

Emerging Markets - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Brazil — 8.3%
B3 SA - Brasil Bolsa Balcao	2,806,900	24,630,386
Banco Bradesco SA ADR	3,008,481	34,537,362
Duratex SA	5,028,500	15,770,331
Itau Unibanco Holding SA ADR	2,875,466	27,029,380
Localiza Rent a Car SA	3,312,232	30,263,915
Lojas Renner SA	2,363,600	27,190,383
Magazine Luiza SA	455,300	20,901,023
Pagseguro Digital Ltd., Class A(1)	680,323	19,137,486
		199,460,266
China — 34.1%
Alibaba Group Holding Ltd. ADR(1)	734,247	134,389,228
Anhui Conch Cement Co. Ltd., H Shares	4,137,500	23,666,200
Baozun, Inc. ADR(1)	447,998	16,777,525
Brilliance China Automotive Holdings Ltd.	23,658,000	23,176,537
China Construction Bank Corp., H Shares	54,801,000	48,729,065
China Gas Holdings Ltd.	5,828,400	19,156,371
China Overseas Land & Investment Ltd.	3,232,000	11,899,080
China Resources Beer Holdings Co. Ltd.	1,896,000	7,064,938
CIFI Holdings Group Co. Ltd.	10,536,000	6,872,107
CNOOC Ltd.	27,739,000	47,846,882
CRRC Corp. Ltd., H Shares	11,484,000	12,054,927
GDS Holdings Ltd. ADR(1)	883,722	29,401,431
Geely Automobile Holdings Ltd.	11,552,000	21,691,962
Haier Electronics Group Co. Ltd.(1)	5,336,000	15,906,545
Huazhu Group Ltd. ADR	409,982	14,378,069
Industrial & Commercial Bank of China Ltd., H Shares	61,285,645	47,156,316
Kweichow Moutai Co. Ltd., A Shares	110,925	12,525,722
KWG Group Holdings Ltd.(1)	1,430,000	1,344,425
Li Ning Co. Ltd.(1)	12,180,000	17,068,059
New Oriental Education & Technology Group, Inc. ADR(1)	354,815	29,116,119
Ping An Insurance Group Co. of China Ltd., H Shares	4,103,500	43,205,742
Shenzhou International Group Holdings Ltd.	2,494,900	31,147,514
Sunny Optical Technology Group Co. Ltd.	1,426,500	16,900,474
TAL Education Group ADR(1)	840,131	29,908,664
Tencent Holdings Ltd.	3,187,000	136,334,864
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares	4,757,500	16,939,664
		814,658,430
Czech Republic — 0.5%
Moneta Money Bank AS	3,353,275	11,875,373
Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	2,215,207	8,878,540
Commercial International Bank Egypt S.A.E. GDR	1,681,101	6,699,187
		15,577,727

Hungary — 0.8%
OTP Bank Nyrt	454,221	19,209,861
India — 6.6%
Bata India Ltd.	1,323,869	23,988,364
Bharat Financial Inclusion Ltd.(1)	1,725,979	22,419,739
Godrej Consumer Products Ltd.	1,274,278	12,054,592
HDFC Bank Ltd.	1,480,753	43,251,801
Jubilant Foodworks Ltd.	784,781	13,998,923
Larsen & Toubro Ltd.	632,391	11,495,755
Nestle India Ltd.	70,805	10,591,694
Tata Consultancy Services Ltd.	731,236	20,391,488
		158,192,356
Indonesia — 3.5%
Astra International Tbk PT	27,150,400	13,799,564
Bank Rakyat Indonesia Persero Tbk PT	137,715,600	37,690,070
Telekomunikasi Indonesia Persero Tbk PT	118,627,500	32,550,357
		84,039,991
Malaysia — 0.7%
CIMB Group Holdings Bhd	10,983,715	15,800,992
Mexico — 3.7%
America Movil SAB de CV, Class L ADR	1,823,765	26,225,741
Grupo Aeroportuario del Centro Norte SAB de CV	3,348,716	19,083,516
Mexichem SAB de CV	6,920,762	16,830,444
Wal-Mart de Mexico SAB de CV	10,651,408	27,565,699
		89,705,400
Peru — 1.4%
Credicorp Ltd.	135,443	32,924,839
Philippines — 1.1%
Ayala Land, Inc.	30,099,800	25,606,945
Russia — 4.3%
Novatek PJSC GDR	289,907	50,240,883
Sberbank of Russia PJSC ADR (London)	1,761,672	22,478,935
Yandex NV, A Shares(1)	849,422	29,220,117
		101,939,935
South Africa — 5.5%
Capitec Bank Holdings Ltd.	367,044	34,017,670
Discovery Ltd.	1,386,093	15,153,469
Foschini Group Ltd. (The)	1,172,446	14,291,883
Kumba Iron Ore Ltd.	452,943	11,998,028
MultiChoice Group Ltd.(1)	254,799	1,899,185
Naspers Ltd., N Shares	254,799	55,057,194
		132,417,429
South Korea — 12.5%
CJ Logistics Corp.(1)	225,793	38,144,101
Cosmax, Inc.	204,339	26,616,577
Doosan Infracore Co. Ltd.(1)	1,504,787	10,181,763
Fila Korea Ltd.	795,539	39,327,793
Hotel Shilla Co. Ltd.	169,346	12,346,734
Hyundai Heavy Industries Co. Ltd.(1)	201,617	23,573,073

Medy-Tox, Inc.	26,747	12,984,673
Orion Corp/Republic of Korea	169,558	16,809,564
POSCO Chemtech Co. Ltd.	262,120	16,057,676
Samsung Electro-Mechanics Co. Ltd.	134,114	12,759,134
Samsung Electronics Co. Ltd.	2,221,029	89,062,335
		297,863,423
Taiwan — 8.9%
Chailease Holding Co. Ltd.	10,455,880	40,522,740
Chroma ATE, Inc.	2,486,000	10,292,718
Globalwafers Co. Ltd.	642,000	6,941,555
President Chain Store Corp.	2,436,000	25,171,043
Taiwan Cement Corp.	14,824,300	18,273,623
Taiwan Cement Corp. Preference Shares(1)	819,838	1,374,544
Taiwan Semiconductor Manufacturing Co. Ltd.	14,316,939	110,038,288
		212,614,511
Thailand — 4.1%
Airports of Thailand PCL	9,442,700	20,226,331
CP ALL PCL	7,993,900	19,723,149
Kasikornbank PCL NVDR	2,520,300	15,795,613
Minor International PCL	14,960,900	18,396,981
Muangthai Capital PCL	15,955,200	23,796,728
		97,938,802
Turkey — 1.1%
BIM Birlesik Magazalar AS	1,066,091	17,114,972
Ford Otomotiv Sanayi AS	980,439	10,184,113
		27,299,085
United Arab Emirates — 0.9%
First Abu Dhabi Bank PJSC	4,955,930	20,509,158
United Kingdom — 0.8%
NMC Health plc	537,814	19,288,427
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $2,215,944,020)		2,376,922,950
OTHER ASSETS AND LIABILITIES — 0.6%		13,550,475
TOTAL NET ASSETS — 100.0%		$2,390,473,425

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.9%
Consumer Discretionary	24.5%
Information Technology	13.8%
Communication Services	9.4%
Consumer Staples	7.1%
Industrials	6.9%
Materials	4.5%
Energy	4.1%
Real Estate	2.0%
Health Care	1.4%
Utilities	0.8%
Other Assets and Liabilities	0.6%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	80,704,228	118,756,038	—
China	253,971,036	560,687,394	—
Mexico	26,225,741	63,479,659	—
Peru	32,924,839	—	—
Russia	29,220,117	72,719,818	—
Other Countries	—	1,138,234,080	—
	423,045,961	1,953,876,989	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
February 28, 2019

Emerging Markets Small Cap - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Brazil — 9.1%
Banco ABC Brasil SA(1)	869	4,190
Banco ABC Brasil SA Preference Shares	30,376	147,426
BK Brasil Operacao e Assessoria a Restaurantes SA	20,800	122,824
Cia de Locacao das Americas	9,800	102,510
Duratex SA	45,300	142,069
Equatorial Energia SA	4,400	96,477
Fleury SA	15,500	82,490
Localiza Rent a Car SA	20,584	188,076
Magazine Luiza SA	2,900	133,128
		1,019,190
Chile — 2.3%
Geopark Ltd.(1)	8,273	158,759
Itau CorpBanca	10,253,248	97,088
		255,847
China — 15.1%
Anton Oilfield Services Group(1)	902,000	119,505
Baozun, Inc. ADR(1)	3,498	131,000
Brilliance China Automotive Holdings Ltd.	116,000	113,639
China Agri-Industries Holdings Ltd.	141,000	50,115
China Everbright Greentech Ltd.	177,000	139,124
China Foods Ltd.	168,000	64,634
China Resources Cement Holdings Ltd.	54,000	57,510
CIFI Holdings Group Co. Ltd.	172,000	112,187
Far East Horizon Ltd.	108,000	120,524
GDS Holdings Ltd. ADR(1)	5,541	184,349
KWG Group Holdings Ltd.(1)	2,500	2,350
Li Ning Co. Ltd.(1)	128,500	180,070
TAL Education Group ADR(1)	3,357	119,509
Uni-President China Holdings Ltd.	64,000	56,990
West China Cement Ltd.	390,000	58,626
Wisdom Education International Holdings Co. Ltd.	178,000	77,325
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares	29,500	105,038
		1,692,495
Czech Republic — 0.7%
Moneta Money Bank AS	22,051	78,092
Egypt — 0.5%
Juhayna Food Industries	76,878	58,613
Greece — 0.8%
JUMBO SA	5,387	87,622
India — 11.7%
Bata India Ltd.	10,319	186,979
Bharat Financial Inclusion Ltd.(1)	12,836	166,734
Crompton Greaves Consumer Electricals Ltd.	41,960	123,887

Future Supply Chain Solutions Ltd.	8,659	74,871
Indraprastha Gas Ltd.	37,190	153,097
Jubilant Foodworks Ltd.	7,512	133,999
L&T Technology Services Ltd.	4,530	97,811
Larsen & Toubro Infotech Ltd.	4,395	106,254
Torrent Pharmaceuticals Ltd.	5,551	140,632
Zydus Wellness Ltd.	6,994	122,478
		1,306,742
Indonesia — 6.2%
Ace Hardware Indonesia Tbk PT	1,460,300	182,181
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	1,004,700	146,411
Mitra Adiperkasa Tbk PT	2,293,100	172,787
Semen Indonesia Persero Tbk PT	150,800	135,605
Waskita Karya Persero Tbk PT	409,900	54,634
		691,618
Malaysia — 0.8%
Carlsberg Brewery Malaysia Bhd	14,500	87,360
Mexico — 3.2%
Alsea SAB de CV	20,051	50,914
Grupo Aeroportuario del Centro Norte SAB de CV	28,547	162,682
Regional SAB de CV	28,267	147,761
		361,357
Philippines — 4.7%
Bloomberry Resorts Corp.	702,600	154,865
International Container Terminal Services, Inc.	79,230	177,701
MacroAsia Corp.(1)	153,200	56,991
Wilcon Depot, Inc.	495,800	141,493
		531,050
Russia — 1.9%
TCS Group Holding plc GDR	6,116	113,146
Yandex NV, A Shares(1)	2,813	96,767
		209,913
South Africa — 4.6%
Capitec Bank Holdings Ltd.	2,231	206,769
Clicks Group Ltd.	8,505	109,021
Discovery Ltd.	7,362	80,485
Foschini Group Ltd. (The)	4,839	58,987
JSE Ltd.	5,179	59,357
		514,619
South Korea — 17.8%
Cafe24 Corp.(1)	1,037	108,891
CJ Logistics Corp.(1)	858	144,945
Cosmax, Inc.	1,338	174,284
Dentium Co. Ltd.(1)	1,655	91,675
Doosan Bobcat, Inc.	3,554	100,803
Doosan Infracore Co. Ltd.(1)	7,107	48,088
Fila Korea Ltd.	5,354	264,677
Han Kuk Carbon Co. Ltd.	18,336	129,609
Hotel Shilla Co. Ltd.	1,522	110,966

Hyundai Mipo Dockyard Co. Ltd.	4,098	226,634
Koh Young Technology, Inc.	2,144	153,647
Kumho Petrochemical Co. Ltd.	1,252	106,532
Medy-Tox, Inc.	246	119,424
POSCO Chemtech Co. Ltd.	2,722	166,752
Studio Dragon Corp.(1)	560	46,853
		1,993,780
Taiwan — 9.6%
Asia Cement Corp.	115,000	144,821
Career Technology MFG. Co. Ltd.	54,000	50,752
Chailease Holding Co. Ltd.	65,280	252,999
Chroma ATE, Inc.	26,000	107,647
Machvision, Inc.	5,000	77,474
Merida Industry Co. Ltd.	30,000	156,395
Taiwan Union Technology Corp.	17,000	55,366
TCI Co. Ltd.	7,712	117,876
Vanguard International Semiconductor Corp.	52,000	116,596
		1,079,926
Thailand — 6.0%
Bangkok Chain Hospital PCL	185,400	95,899
Digital Telecommunications Infrastructure Fund	358,800	170,789
Minor International PCL	90,400	111,162
Muangthai Capital PCL	102,500	152,876
Plan B Media PCL, F Shares	732,700	144,157
		674,883
Turkey — 2.9%
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	12,479	97,013
Sok Marketler Ticaret AS(1)	63,162	126,129
TAV Havalimanlari Holding AS	20,289	105,735
		328,877
United Kingdom — 0.4%
DP Eurasia NV(1)	33,628	42,818
TOTAL COMMON STOCKS (Cost $10,137,077)		11,014,802
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $148,669), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $145,781)		145,772
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,420	24,420
TOTAL TEMPORARY CASH INVESTMENTS (Cost $170,192)		170,192
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $10,307,269)		11,184,994
OTHER ASSETS AND LIABILITIES — 0.2%		19,311
TOTAL NET ASSETS — 100.0%		$11,204,305

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	26.6%
Financials	15.9%
Industrials	13.7%
Information Technology	9.4%
Consumer Staples	8.6%
Materials	8.4%
Health Care	4.6%
Communication Services	4.1%
Utilities	3.5%
Energy	2.5%
Real Estate	1.0%
Cash and Equivalents*	1.7%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Chile	158,759	97,088	—
China	434,858	1,257,637	—
Russia	96,767	113,146	—
Other Countries	—	8,856,547	—
Temporary Cash Investments	24,420	145,772	—
	714,804	10,470,190	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
February 28, 2019

Focused International Growth - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Australia — 4.9%
CSL Ltd.	2,570	353,230
Treasury Wine Estates Ltd.	13,900	147,703
		500,933
Austria — 2.6%
Erste Group Bank AG(1)	7,020	265,498
Belgium — 2.4%
KBC Group NV	3,240	239,989
Brazil — 5.7%
Localiza Rent a Car SA	34,068	311,280
Magazine Luiza SA	5,900	270,845
		582,125
Canada — 2.1%
Canada Goose Holdings, Inc.(1)	3,650	207,721
China — 8.1%
Alibaba Group Holding Ltd. ADR(1)	1,880	344,096
ANTA Sports Products Ltd.	34,000	199,242
Tencent Holdings Ltd.	6,500	278,060
		821,398
Finland — 2.5%
Neste Oyj	2,600	249,898
France — 7.0%
Airbus SE	2,050	264,889
Dassault Systemes SE	1,250	182,916
Kering SA	490	267,584
		715,389
Germany — 3.1%
Symrise AG	3,560	313,741
Hong Kong — 4.5%
AIA Group Ltd.	45,200	452,013
India — 2.0%
HDFC Bank Ltd. ADR	2,040	206,285
Indonesia — 2.1%
Bank Central Asia Tbk PT	109,900	215,425
Japan — 14.6%
Hoya Corp.	2,200	134,311
Keyence Corp.	400	233,006
MonotaRO Co. Ltd.	8,100	190,828
Pan Pacific International Holdings Corp.	3,200	190,625
Recruit Holdings Co. Ltd.	11,100	310,101
Shiseido Co. Ltd.	3,000	197,766
Terumo Corp.	3,700	226,385
		1,483,022

Netherlands — 3.7%
Adyen NV(1)	250	187,679
Koninklijke DSM NV	1,720	184,686
		372,365
Russia — 1.8%
Yandex NV, A Shares(1)	5,200	178,880
Sweden — 6.6%
Hexagon AB, B Shares	3,680	193,562
Lundin Petroleum AB	8,170	267,144
Telefonaktiebolaget LM Ericsson, B Shares	23,410	214,279
		674,985
Switzerland — 8.4%
Lonza Group AG(1)	1,160	322,529
Novartis AG	3,750	342,067
Sika AG	1,405	190,046
		854,642
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	192,147
United Kingdom — 14.7%
AstraZeneca plc	4,120	335,469
B&M European Value Retail SA	48,556	227,662
Diageo plc	8,930	345,084
Intertek Group plc	2,660	179,439
London Stock Exchange Group plc	6,810	407,092
		1,494,746
TOTAL COMMON STOCKS (Cost $8,246,446)		10,021,202
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $142,369), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $139,603)		139,594
State Street Institutional U.S. Government Money Market Fund, Premier Class	23,386	23,386
TOTAL TEMPORARY CASH INVESTMENTS (Cost $162,980)		162,980
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $8,409,426)		10,184,182
OTHER ASSETS AND LIABILITIES — (0.3)%		(26,088)
TOTAL NET ASSETS — 100.0%		$10,158,094

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	17.6%
Consumer Discretionary	16.9%
Health Care	16.8%
Industrials	12.4%
Information Technology	11.9%
Materials	6.8%
Consumer Staples	6.7%
Energy	5.1%
Communication Services	4.5%
Cash and Equivalents*	1.3%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	207,721	—	—
China	344,096	477,302	—
India	206,285	—	—
Russia	178,880	—	—
Other Countries	—	8,606,918	—
Temporary Cash Investments	23,386	139,594	—
	960,368	9,223,814	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
February 28, 2019

Global Growth - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Austria — 0.8%
Erste Group Bank AG	115,270	4,359,534
Brazil — 1.1%
B3 SA - Brasil Bolsa Balcao	689,500	6,050,323
Canada — 1.0%
Alimentation Couche-Tard, Inc., B Shares	32,970	1,858,266
Canada Goose Holdings, Inc.(1)	41,900	2,384,529
First Quantum Minerals Ltd.	84,873	973,239
		5,216,034
China — 3.4%
Alibaba Group Holding Ltd. ADR(1)	47,770	8,743,343
GDS Holdings Ltd. ADR(1)	80,817	2,688,782
Tencent Holdings Ltd.	88,600	3,790,169
ZTO Express Cayman, Inc. ADR	132,550	2,635,094
		17,857,388
France — 2.5%
Kering SA	11,910	6,503,925
TOTAL SA	117,702	6,692,665
		13,196,590
Hong Kong — 3.5%
AIA Group Ltd.	869,000	8,690,277
Hang Seng Bank Ltd.	148,100	3,669,601
Hong Kong Exchanges & Clearing Ltd.	170,200	5,867,208
		18,227,086
Hungary — 0.9%
OTP Bank Nyrt	114,623	4,847,622
India — 1.2%
HDFC Bank Ltd.	219,060	6,398,595
Indonesia — 0.5%
Bank Central Asia Tbk PT	1,425,100	2,793,470
Ireland — 1.3%
CRH plc	218,985	6,934,508
Italy — 0.4%
UniCredit SpA	173,588	2,362,658
Japan — 5.0%
Keyence Corp.	9,100	5,300,884
ORIX Corp.	405,700	5,867,209
Pan Pacific International Holdings Corp.	57,000	3,395,505
Shiseido Co. Ltd.	65,500	4,317,894
Sysmex Corp.	69,000	4,146,871
Unicharm Corp.	111,800	3,555,654
		26,584,017
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV	488,620	2,660,353

Grupo Mexico SAB de CV, Series B	463,480	1,164,866
		3,825,219
Netherlands — 2.9%
ASML Holding NV	20,190	3,700,137
InterXion Holding NV(1)	29,540	1,934,870
Koninklijke DSM NV	48,850	5,245,280
Unilever NV CVA	78,460	4,244,904
		15,125,191
Peru — 0.6%
Credicorp Ltd.	13,460	3,271,991
Sweden — 0.5%
Epiroc AB, A Shares(1)	262,130	2,631,801
Switzerland — 1.3%
Lonza Group AG(1)	24,260	6,745,303
United Kingdom — 4.7%
Ashtead Group plc	81,910	2,176,085
AstraZeneca plc	91,590	7,457,680
B&M European Value Retail SA	642,550	3,012,689
Diageo plc	149,130	5,762,860
London Stock Exchange Group plc	103,410	6,181,703
		24,591,017
United States — 66.6%
Abbott Laboratories	78,410	6,086,184
Activision Blizzard, Inc.	52,350	2,206,029
Adobe, Inc.(1)	39,047	10,249,837
Advanced Micro Devices, Inc.(1)	80,620	1,896,989
Agilent Technologies, Inc.	73,590	5,845,990
Alphabet, Inc., Class A(1)	13,405	15,101,403
Alphabet, Inc., Class C(1)	3,054	3,420,236
Amazon.com, Inc.(1)	8,258	13,541,716
American Express Co.	79,350	8,549,169
American Tower Corp.	43,850	7,724,178
AMETEK, Inc.	82,450	6,561,371
Becton Dickinson and Co.	31,040	7,722,442
Bio-Rad Laboratories, Inc., Class A(1)	24,274	6,575,827
Booz Allen Hamilton Holding Corp.	74,620	3,944,413
Brink's Co. (The)	28,170	2,223,176
Burlington Stores, Inc.(1)	44,380	7,533,061
Catalent, Inc.(1)	27,952	1,208,085
Cheniere Energy, Inc.(1)	80,080	5,161,156
Cintas Corp.	36,090	7,456,194
CoStar Group, Inc.(1)	10,590	4,845,243
Danaher Corp.	74,220	9,427,424
EOG Resources, Inc.	58,360	5,485,840
Equinix, Inc.	22,996	9,738,806
Harris Corp.	28,410	4,685,661
Home Depot, Inc. (The)	48,244	8,931,894
Honeywell International, Inc.	40,677	6,267,105
IDEXX Laboratories, Inc.(1)	17,140	3,617,054

IHS Markit Ltd.(1)	145,750	7,749,527
Illumina, Inc.(1)	3,927	1,228,248
Intercontinental Exchange, Inc.	76,521	5,903,595
Keysight Technologies, Inc.(1)	62,823	5,302,889
Liberty Media Corp-Liberty Formula One, Class C(1)	113,787	3,541,051
Lululemon Athletica, Inc.(1)	18,240	2,743,661
MarketAxess Holdings, Inc.	21,983	5,361,214
Mastercard, Inc., Class A	32,630	7,334,245
Medidata Solutions, Inc.(1)	57,490	4,312,900
MongoDB, Inc.(1)	16,160	1,641,210
Monster Beverage Corp.(1)	105,780	6,751,937
Mosaic Co. (The)	51,630	1,614,470
MSCI, Inc.	24,700	4,562,584
Nordson Corp.	12,200	1,656,272
PayPal Holdings, Inc.(1)	70,370	6,901,186
Pioneer Natural Resources Co.	42,398	5,975,998
RealPage, Inc.(1)	69,120	4,230,835
Roku, Inc.(1)	23,600	1,564,444
Roper Technologies, Inc.	20,810	6,735,157
ServiceNow, Inc.(1)	26,140	6,258,962
Sherwin-Williams Co. (The)	17,190	7,446,708
Stanley Black & Decker, Inc.	31,370	4,154,329
Sysco Corp.	73,010	4,931,826
Teleflex, Inc.	24,308	7,045,431
Texas Instruments, Inc.	28,840	3,050,695
Union Pacific Corp.	28,480	4,776,096
UnitedHealth Group, Inc.	10,476	2,537,497
VeriSign, Inc.(1)	22,420	3,991,657
Visa, Inc., Class A	77,992	11,552,175
Webster Financial Corp.	80,340	4,613,123
Wells Fargo & Co.	142,629	7,115,761
Worldpay, Inc., Class A(1)	98,538	9,439,940
Zions Bancorp N.A.	121,869	6,227,506
Zoetis, Inc.	81,688	7,697,460
		351,957,072
TOTAL COMMON STOCKS (Cost $369,536,287)		522,975,419
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $3,222,667), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $3,160,057)		3,159,860
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $540,897), at 1.25%, dated 2/28/19, due 3/1/19 (Delivery value $527,018)		527,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,352	2,352
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,689,212)		3,689,212
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $373,225,499)		526,664,631
OTHER ASSETS AND LIABILITIES — 0.4%		1,863,571
TOTAL NET ASSETS — 100.0%		$528,528,202

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.8%
Information Technology	17.0%
Health Care	15.5%
Industrials	12.2%
Consumer Discretionary	11.0%
Consumer Staples	6.0%
Communication Services	5.3%
Materials	4.4%
Energy	4.4%
Real Estate	3.3%
Cash and Equivalents*	1.1%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Austria	—	4,359,534	—
Brazil	—	6,050,323	—
Canada	2,384,529	2,831,505	—
China	14,067,219	3,790,169	—
France	—	13,196,590	—
Hong Kong	—	18,227,086	—
Hungary	—	4,847,622	—
India	—	6,398,595	—
Indonesia	—	2,793,470	—
Ireland	—	6,934,508	—
Italy	—	2,362,658	—
Japan	—	26,584,017	—
Mexico	—	3,825,219	—
Netherlands	1,934,870	13,190,321	—
Sweden	—	2,631,801	—
Switzerland	—	6,745,303	—
United Kingdom	—	24,591,017	—
Other Countries	355,229,063	—	—
Temporary Cash Investments	2,352	3,686,860	—
	373,618,033	153,046,598	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
February 28, 2019

Global Small Cap - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Australia — 4.2%
Afterpay Touch Group Ltd.(1)	13,554	177,292
Cleanaway Waste Management Ltd.	70,700	108,828
NEXTDC Ltd.(1)	38,612	170,910
Northern Star Resources Ltd.	20,032	131,440
Saracen Mineral Holdings Ltd.(1)	105,597	194,004
WiseTech Global Ltd.	3,874	52,927
		835,401
Belgium — 1.5%
Argenx SE(1)	1,168	155,174
Galapagos NV(1)	1,582	155,184
		310,358
Brazil — 1.8%
Azul SA ADR(1)	4,473	133,161
BK Brasil Operacao e Assessoria a Restaurantes SA	16,100	95,070
Notre Dame Intermedica Participacoes SA(1)	14,200	124,907
		353,138
Canada — 2.9%
Canada Goose Holdings, Inc.(1)	4,094	232,989
Colliers International Group, Inc.	1,761	120,317
FirstService Corp.	1,851	160,703
Interfor Corp.(1)	6,992	78,690
		592,699
Chile — 0.7%
Geopark Ltd.(1)	7,166	137,515
China — 2.3%
A-Living Services Co. Ltd., H Shares(1)	94,500	148,075
Baozun, Inc. ADR(1)	2,897	108,492
Li Ning Co. Ltd.(1)	147,000	205,994
		462,561
Finland — 0.5%
Valmet Oyj	4,160	103,626
France — 3.0%
Korian SA	5,484	205,223
Maisons du Monde SA	4,982	130,336
SOITEC(1)	1,273	101,575
Solutions 30 SE(1)	14,128	175,483
		612,617
Germany — 0.6%
Isra Vision AG	2,842	119,769
Hong Kong — 1.1%
Melco International Development Ltd.	89,000	217,462
India — 0.9%
WNS Holdings Ltd. ADR(1)	3,412	180,154

Indonesia — 0.4%
Matahari Department Store Tbk PT	184,100	75,250
Italy — 1.2%
FinecoBank Banca Fineco SpA	19,988	248,384
Japan — 7.5%
Adastria Co. Ltd.	7,200	125,571
Anritsu Corp.	12,300	242,987
KH Neochem Co. Ltd.	4,000	102,633
Nabtesco Corp.	5,700	150,292
Orix JREIT, Inc.	110	180,200
Pigeon Corp.	2,300	93,680
Sawai Pharmaceutical Co. Ltd.	3,100	177,437
Tadano Ltd.	11,600	120,824
Trust Tech, Inc.	4,800	149,428
Yume No Machi Souzou Iinkai Co. Ltd.	9,200	173,080
		1,516,132
Mexico — 0.5%
Alpek SAB de CV(1)	63,391	92,910
Netherlands — 2.7%
AMG Advanced Metallurgical Group NV	2,465	95,554
ASR Nederland NV	2,177	95,929
BE Semiconductor Industries NV	3,921	98,119
InterXion Holding NV(1)	2,242	146,851
Takeaway.com NV(1)	1,452	106,361
		542,814
Singapore — 0.5%
Mapletree Industrial Trust	61,800	91,420
South Korea — 0.4%
Hyundai Mipo Dockyard Co. Ltd.	1,615	89,315
Sweden — 2.0%
Elekta AB, B Shares	18,826	216,776
Fabege AB	13,706	184,132
		400,908
Switzerland — 2.6%
Georg Fischer AG	151	133,896
Siegfried Holding AG(1)	509	184,108
Tecan Group AG	896	203,251
		521,255
Taiwan — 2.4%
Chroma ATE, Inc.	27,000	111,787
Merida Industry Co. Ltd.	24,000	125,116
Nien Made Enterprise Co. Ltd.	18,000	156,003
TCI Co. Ltd.	5,941	90,807
		483,713
Thailand — 0.6%
Taokaenoi Food & Marketing PCL	330,400	114,283
Turkey — 0.4%
Ulker Biskuvi Sanayi AS	21,552	78,242

United Kingdom — 9.6%
Abcam plc	5,932	101,103
Avast plc(1)	31,011	126,911
Aveva Group plc	6,843	273,194
Beazley plc	14,362	104,293
Burford Capital Ltd.	6,308	148,089
Electrocomponents plc	19,793	145,386
Entertainment One Ltd.	18,633	103,897
Ferrexpo plc	27,663	95,359
Fevertree Drinks plc	4,959	176,142
HomeServe plc	8,903	112,535
Keywords Studios plc	3,625	53,850
Moneysupermarket.com Group plc	23,380	106,892
Nomad Foods Ltd.(1)	5,028	101,063
Rentokil Initial plc	37,461	174,399
SSP Group plc	12,315	108,458
		1,931,571
United States — 49.6%
Advanced Disposal Services, Inc.(1)	5,391	142,969
Aerie Pharmaceuticals, Inc.(1)	1,655	77,239
Aerojet Rocketdyne Holdings, Inc.(1)	4,302	160,249
Amedisys, Inc.(1)	1,245	154,753
Americold Realty Trust	8,640	248,400
Ares Management Corp., Class A	6,931	163,710
Avalara, Inc.(1)	3,989	208,266
Bottomline Technologies de, Inc.(1)	2,086	104,050
Brink's Co. (The)	2,004	158,156
Burlington Stores, Inc.(1)	585	99,298
Callon Petroleum Co.(1)	20,446	156,412
CareTrust REIT, Inc.	13,151	293,793
Casella Waste Systems, Inc., Class A(1)	4,453	157,102
Centennial Resource Development, Inc., Class A(1)	13,211	119,824
Chart Industries, Inc.(1)	3,970	350,472
Chegg, Inc.(1)	6,280	248,876
Churchill Downs, Inc.	2,072	194,354
Ciena Corp.(1)	3,473	148,158
Clean Harbors, Inc.(1)	2,412	164,016
EastGroup Properties, Inc.	1,636	172,860
Etsy, Inc.(1)	3,356	239,182
Fair Isaac Corp.(1)	967	239,642
Five9, Inc.(1)	3,588	190,307
Glacier Bancorp, Inc.	2,249	98,551
Goosehead Insurance, Inc., Class A(1)	3,457	109,068
Hamilton Lane, Inc., Class A	3,552	165,807
HEICO Corp.	1,086	101,791
ICU Medical, Inc.(1)	455	111,821
Inphi Corp.(1)	3,427	148,115
Inspire Medical Systems, Inc.(1)	1,927	119,474
Insulet Corp.(1)	1,445	135,700

Kemper Corp.	2,344	194,786
Kinsale Capital Group, Inc.	2,421	161,626
Kratos Defense & Security Solutions, Inc.(1)	10,384	178,501
LendingTree, Inc.(1)	462	147,355
Malibu Boats, Inc., Class A(1)	2,479	114,555
Masimo Corp.(1)	1,060	139,157
Mercury Systems, Inc.(1)	1,829	116,178
MGP Ingredients, Inc.	1,912	156,497
MongoDB, Inc.(1)	1,198	121,669
Monolithic Power Systems, Inc.	386	51,766
NeoGenomics, Inc.(1)	6,956	136,338
NMI Holdings, Inc., Class A(1)	4,362	105,342
NOW, Inc.(1)	9,398	135,613
Ollie's Bargain Outlet Holdings, Inc.(1)	1,369	120,773
ONE Gas, Inc.	1,122	96,997
PetIQ, Inc.(1)	3,620	108,998
PGT Innovations, Inc.(1)	5,360	80,829
Physicians Realty Trust	11,179	202,005
Planet Fitness, Inc., Class A(1)	2,545	149,595
PlayAGS, Inc.(1)	4,264	101,441
Quantenna Communications, Inc.(1)	8,266	150,028
R1 RCM, Inc.(1)	23,027	227,737
RH(1)	1,401	215,180
Seacoast Banking Corp. of Florida(1)	3,403	98,755
Semtech Corp.(1)	972	53,499
SI-BONE, Inc.(1)	4,621	95,747
SiteOne Landscape Supply, Inc.(1)	1,512	81,210
SJW Group	1,571	96,098
SVB Financial Group(1)	809	199,952
Teladoc Health, Inc.(1)	2,196	141,335
TopBuild Corp.(1)	1,725	102,637
Trex Co., Inc.(1)	1,247	93,463
Trupanion, Inc.(1)	3,355	101,824
Wintrust Financial Corp.	1,261	92,898
World Wrestling Entertainment, Inc., Class A	1,904	159,365
Zendesk, Inc.(1)	3,565	281,706
		9,993,870
TOTAL COMMON STOCKS (Cost $17,392,495)		20,105,367
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $232,902), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $228,378)		228,364
State Street Institutional U.S. Government Money Market Fund, Premier Class	38,256	38,256
TOTAL TEMPORARY CASH INVESTMENTS (Cost $266,620)		266,620
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $17,659,115)		20,371,987
OTHER ASSETS AND LIABILITIES — (1.2)%		(235,538)
TOTAL NET ASSETS — 100.0%		$20,136,449

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.1%
Consumer Discretionary	17.6%
Industrials	16.6%
Health Care	14.7%
Financials	11.0%
Real Estate	8.3%
Consumer Staples	4.1%
Materials	4.1%
Energy	2.1%
Communication Services	1.3%
Utilities	1.0%
Cash and Equivalents*	0.1%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	835,401	—
Belgium	—	310,358	—
Brazil	133,161	219,977	—
Canada	232,989	359,710	—
China	108,492	354,069	—
Finland	—	103,626	—
France	—	612,617	—
Germany	—	119,769	—
Hong Kong	—	217,462	—
Indonesia	—	75,250	—
Italy	—	248,384	—
Japan	—	1,516,132	—
Mexico	—	92,910	—
Netherlands	146,851	395,963	—
Singapore	—	91,420	—
South Korea	—	89,315	—
Sweden	—	400,908	—
Switzerland	—	521,255	—
Taiwan	—	483,713	—
Thailand	—	114,283	—
Turkey	—	78,242	—
United Kingdom	101,063	1,830,508	—
Other Countries	10,311,539	—	—
Temporary Cash Investments	38,256	228,364	—
	11,072,351	9,299,636	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Discovery Fund
February 28, 2019

International Discovery - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.0%
Argentina — 1.0%
Globant SA(1)	59,300	4,085,177
Australia — 6.0%
Afterpay Touch Group Ltd.(1)	313,120	4,095,740
ALS Ltd.	458,200	2,561,191
Aristocrat Leisure Ltd.	166,660	2,910,584
Cleanaway Waste Management Ltd.	2,106,970	3,243,238
NEXTDC Ltd.(1)	608,660	2,694,139
Northern Star Resources Ltd.	324,180	2,127,103
Saracen Mineral Holdings Ltd.(1)	436,190	801,376
Seven Group Holdings Ltd.	448,030	6,149,626
		24,582,997
Austria — 1.1%
Wienerberger AG	199,060	4,505,771
Belgium — 1.6%
Argenx SE(1)	17,450	2,318,304
Galapagos NV(1)	41,730	4,093,447
		6,411,751
Brazil — 3.1%
Azul SA ADR(1)	124,390	3,703,090
BK Brasil Operacao e Assessoria a Restaurantes SA	400,900	2,367,308
Linx SA	346,400	2,646,774
Magazine Luiza SA	59,800	2,745,182
Notre Dame Intermedica Participacoes SA(1)	162,700	1,431,148
		12,893,502
Canada — 7.6%
Badger Daylighting Ltd.	117,030	3,399,868
BRP, Inc.	133,670	4,002,126
Canada Goose Holdings, Inc.(1)	89,730	5,106,534
Colliers International Group, Inc.	81,050	5,537,601
Descartes Systems Group, Inc. (The)(1)	67,180	2,320,249
Interfor Corp.(1)	144,900	1,630,738
Kelt Exploration Ltd.(1)	486,870	1,942,374
Kirkland Lake Gold Ltd.	161,630	5,910,282
Largo Resources Ltd.(1)	657,830	1,134,750
		30,984,522
Chile — 0.5%
Geopark Ltd.(1)	100,770	1,933,776
China — 4.3%
A-Living Services Co. Ltd., H Shares(1)	2,476,500	3,880,499
Baozun, Inc. ADR(1)	68,360	2,560,082
China Resources Cement Holdings Ltd.	2,794,000	2,975,616
GDS Holdings Ltd. ADR(1)	138,520	4,608,561

Li Ning Co. Ltd.(1)	2,504,500	3,509,602
		17,534,360
Finland — 0.3%
Valmet Oyj	43,880	1,093,057
France — 6.1%
Euronext NV	36,880	2,250,571
Gaztransport Et Technigaz SA	42,040	3,782,433
Korian SA	130,320	4,876,846
Maisons du Monde SA	119,930	3,137,529
Rubis SCA	65,120	3,855,380
SOITEC(1)	47,170	3,763,792
Solutions 30 SE(1)	31,490	391,136
Ubisoft Entertainment SA(1)	40,690	2,938,959
		24,996,646
Germany — 2.7%
Isra Vision AG	58,090	2,448,058
MorphoSys AG(1)	35,270	3,622,641
Rheinmetall AG	47,670	5,099,057
		11,169,756
Hong Kong — 1.4%
Melco International Development Ltd.	2,371,000	5,793,277
India — 1.1%
Bata India Ltd.	113,400	2,054,796
WNS Holdings Ltd. ADR(1)	42,580	2,248,224
		4,303,020
Indonesia — 0.4%
Matahari Department Store Tbk PT	4,121,600	1,684,677
Ireland — 0.5%
Dalata Hotel Group plc	317,000	2,188,669
Israel — 1.0%
Nice Ltd. ADR(1)	34,630	4,075,605
Italy — 1.6%
Amplifon SpA	167,760	3,121,791
FinecoBank Banca Fineco SpA	261,560	3,250,310
		6,372,101
Japan — 21.1%
Adastria Co. Ltd.	151,900	2,649,205
Ain Holdings, Inc.	29,700	2,038,353
Anritsu Corp.	230,600	4,555,521
Cosmos Pharmaceutical Corp.	22,200	4,062,979
Fancl Corp.	97,800	2,215,449
GMO Payment Gateway, Inc.	102,300	6,075,683
Ichikoh Industries Ltd.	200,700	1,186,572
KH Neochem Co. Ltd.	104,900	2,691,553
Kose Corp.	20,500	3,314,134
Lasertec Corp.	56,600	1,987,969
Modec, Inc.	154,500	4,185,978
Nabtesco Corp.	155,300	4,094,798
Nihon Kohden Corp.	66,200	1,986,624

Nihon M&A Center, Inc.	182,200	4,593,209
Orix JREIT, Inc.	1,180	1,933,055
Outsourcing, Inc.	109,000	1,372,951
Pigeon Corp.	72,100	2,936,653
Pressance Corp.	309,500	3,906,755
Rengo Co. Ltd.	251,700	2,181,332
Sankyu, Inc.	43,000	2,102,454
Sawai Pharmaceutical Co. Ltd.	48,300	2,764,581
SHO-BOND Holdings Co. Ltd.	43,200	3,088,898
Solasto Corp.	171,600	1,790,435
Systena Corp.	163,200	1,752,572
Tadano Ltd.	311,300	3,242,447
Tokai Carbon Co. Ltd.	293,600	4,066,912
Tokyo Base Co. Ltd.(1)	126,700	1,032,105
Trust Tech, Inc.	117,400	3,654,762
Tsubakimoto Chain Co.	60,500	2,238,932
Yume No Machi Souzou Iinkai Co. Ltd.	156,200	2,938,603
		86,641,474
Mexico — 1.0%
Alpek SAB de CV(1)	2,880,850	4,222,350
Netherlands — 3.5%
AMG Advanced Metallurgical Group NV	122,300	4,740,871
ASR Nederland NV	80,220	3,534,877
InterXion Holding NV(1)	54,360	3,560,580
Takeaway.com NV(1)	34,270	2,510,337
		14,346,665
Norway — 0.7%
Aker BP ASA	88,550	3,001,116
Portugal — 0.5%
NOS SGPS SA	310,210	1,852,453
Russia — 0.5%
Yandex NV, A Shares(1)	59,830	2,058,152
South Korea — 2.0%
Cafe24 Corp.(1)	36,660	3,849,512
Fila Korea Ltd.	45,780	2,263,153
Hyundai Mipo Dockyard Co. Ltd.	37,120	2,052,871
		8,165,536
Spain — 2.3%
Applus Services SA	293,760	3,571,926
Cellnex Telecom SA(1)	71,224	1,841,441
Ence Energia y Celulosa SA	584,030	4,205,048
		9,618,415
Sweden — 2.8%
Elekta AB, B Shares	372,860	4,293,381
Fabege AB	103,470	1,390,056
SSAB AB, A Shares	519,090	2,035,107
Thule Group AB	159,660	3,550,689
		11,269,233

Switzerland — 2.4%
Georg Fischer AG	5,250	4,655,328
Siegfried Holding AG(1)	13,580	4,911,958
Tecan Group AG	1,193	270,623
		9,837,909
Taiwan — 3.3%
Airtac International Group	50,000	598,050
Chailease Holding Co. Ltd.	1,144,480	4,435,539
Chroma ATE, Inc.	284,000	1,175,837
Merida Industry Co. Ltd.	503,000	2,622,219
Nien Made Enterprise Co. Ltd.	313,000	2,712,715
TCI Co. Ltd.	133,000	2,032,878
		13,577,238
Thailand — 0.5%
Taokaenoi Food & Marketing PCL	6,503,900	2,249,663
Turkey — 0.3%
Ulker Biskuvi Sanayi AS	375,180	1,362,055
United Kingdom — 18.8%
Abcam plc	119,130	2,030,403
Ashtead Group plc	231,690	6,155,258
Avast plc(1)	731,080	2,991,910
Aveva Group plc	67,030	2,676,047
B&M European Value Retail SA	955,490	4,479,954
Beazley plc	288,870	2,097,706
Burford Capital Ltd.	273,880	6,429,714
Dechra Pharmaceuticals plc	71,590	2,347,247
Electrocomponents plc	583,590	4,286,658
Ferrexpo plc	598,190	2,062,070
Fevertree Drinks plc	86,950	3,088,433
Grafton Group plc	101,670	1,077,451
Hikma Pharmaceuticals plc	127,350	2,818,274
HomeServe plc	81,410	1,029,032
Intermediate Capital Group plc	346,260	4,813,064
JD Sports Fashion plc	327,480	2,022,782
KAZ Minerals plc	240,790	2,118,073
Keywords Studios plc	128,660	1,911,259
Melrose Industries plc	2,064,422	4,761,635
Moneysupermarket.com Group plc	455,640	2,083,153
NMC Health plc	97,552	3,498,653
Nomad Foods Ltd.(1)	159,920	3,214,392
Rentokil Initial plc	440,820	2,052,232
Rotork plc	724,180	2,732,668
SSP Group plc	228,800	2,015,033
UNITE Group plc (The)	188,600	2,290,119
		77,083,220
TOTAL COMMON STOCKS (Cost $399,940,848)		409,894,143

TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $2,644,289), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $2,592,916)		2,592,754
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $442,125), at 1.25%, dated 2/28/19, due 3/1/19 (Delivery value $433,015)		433,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,349	1,349
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,027,103)		3,027,103
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $402,967,951)		412,921,246
OTHER ASSETS AND LIABILITIES — (0.7)%		(3,073,436)
TOTAL NET ASSETS — 100.0%		$409,847,810

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.0%
Consumer Discretionary	18.2%
Information Technology	16.6%
Materials	11.4%
Health Care	11.4%
Financials	6.7%
Consumer Staples	6.3%
Energy	3.6%
Real Estate	2.8%
Communication Services	2.1%
Utilities	0.9%
Cash and Equivalents*	—**
*Includes temporary cash investments and other assets and liabilities.
**Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	4,085,177	—	—
Brazil	3,703,090	9,190,412	—
Canada	5,106,534	25,877,988	—
Chile	1,933,776	—	—
China	7,168,643	10,365,717	—
India	2,248,224	2,054,796	—
Israel	4,075,605	—	—
Netherlands	3,560,580	10,786,085	—
Russia	2,058,152	—	—
United Kingdom	3,214,392	73,868,828	—
Other Countries	—	240,596,144	—
Temporary Cash Investments	1,349	3,025,754	—
	37,155,522	375,765,724	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 28, 2019

International Growth - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 4.3%
BHP Group Ltd.	567,290	14,981,622
CSL Ltd.	224,000	30,787,386
Treasury Wine Estates Ltd.	1,059,560	11,258,954
		57,027,962
Austria — 1.4%
Erste Group Bank AG(1)	488,692	18,482,425
Belgium — 1.2%
KBC Group NV	219,490	16,257,779
Brazil — 2.6%
Localiza Rent a Car SA	2,368,496	21,640,984
Magazine Luiza SA	276,900	12,711,385
		34,352,369
Canada — 3.4%
Alimentation Couche-Tard, Inc., B Shares	184,230	10,383,631
Canada Goose Holdings, Inc.(1)	264,910	15,076,028
Canadian Pacific Railway Ltd.	58,930	12,176,941
Nutrien Ltd.	152,510	8,301,449
		45,938,049
China — 4.4%
Alibaba Group Holding Ltd. ADR(1)	111,890	20,479,227
ANTA Sports Products Ltd.	2,598,000	15,224,434
Huazhu Group Ltd. ADR	202,838	7,113,528
TAL Education Group ADR(1)	94,870	3,377,372
Tencent Holdings Ltd.	301,000	12,876,308
		59,070,869
Denmark — 1.5%
Chr Hansen Holding A/S	196,780	20,045,949
Finland — 1.4%
Neste Oyj	197,900	19,021,054
France — 10.5%
Airbus SE	158,250	20,448,155
Danone SA	343,180	25,891,908
Dassault Systemes SE	98,630	14,432,810
Edenred	175,700	7,798,142
Eurofins Scientific SE	17,610	7,415,285
Kering SA	33,450	18,266,692
Peugeot SA	394,690	10,038,296
Thales SA	43,790	5,391,814
TOTAL SA	206,650	11,750,345
Ubisoft Entertainment SA(1)	86,690	6,261,449
Vivendi SA	413,520	12,088,202
		139,783,098

Germany — 6.0%
adidas AG	62,820	15,262,696
Aroundtown SA	1,378,420	11,602,334
Deutsche Boerse AG	87,330	11,035,947
HUGO BOSS AG	97,840	7,235,949
Infineon Technologies AG	479,100	10,520,298
Symrise AG	276,620	24,378,404
		80,035,628
Hong Kong — 3.8%
AIA Group Ltd.	4,218,800	42,189,344
Hong Kong Exchanges & Clearing Ltd.	236,100	8,138,942
		50,328,286
India — 0.6%
HDFC Bank Ltd.	283,300	8,275,003
Indonesia — 0.6%
Bank Central Asia Tbk PT	4,353,800	8,534,284
Ireland — 2.7%
CRH plc	542,110	17,166,776
ICON plc(1)	37,930	5,309,441
Kerry Group plc, A Shares	135,170	13,914,287
		36,390,504
Japan — 15.1%
Anritsu Corp.	652,100	12,882,288
Daikin Industries Ltd.	72,800	7,896,218
Fast Retailing Co. Ltd.	24,500	11,464,765
Hoya Corp.	212,000	12,942,717
JGC Corp.	396,900	5,764,869
Keyence Corp.	47,400	27,611,196
MonotaRO Co. Ltd.	452,100	10,651,008
Murata Manufacturing Co. Ltd.	41,900	6,512,515
Obic Co. Ltd.	94,600	9,021,648
Pan Pacific International Holdings Corp.	215,900	12,861,221
Recruit Holdings Co. Ltd.	695,200	19,421,817
Shiseido Co. Ltd.	191,900	12,650,439
SMC Corp.	33,900	11,785,089
Sysmex Corp.	159,000	9,555,834
Terumo Corp.	273,300	16,721,895
Unicharm Corp.	436,600	13,885,498
		201,629,017
Netherlands — 5.9%
Adyen NV(1)	15,180	11,395,878
ASML Holding NV	106,630	19,541,637
InterXion Holding NV(1)	266,080	17,428,240
Koninklijke DSM NV	126,920	13,628,063
Koninklijke KPN NV	2,778,770	8,571,846
QIAGEN NV(1)	208,665	8,018,996
		78,584,660
Russia — 0.8%
Yandex NV, A Shares(1)	310,370	10,676,728

Spain — 1.9%
Amadeus IT Group SA	237,320	17,869,994
Cellnex Telecom SA(1)	308,740	7,982,233
		25,852,227
Sweden — 5.5%
Atlas Copco AB, A Shares	251,310	6,809,260
Hexagon AB, B Shares	340,630	17,916,637
Lundin Petroleum AB	479,490	15,678,430
Swedish Match AB	344,990	16,173,741
Telefonaktiebolaget LM Ericsson, B Shares	1,757,710	16,088,870
		72,666,938
Switzerland — 7.6%
Lonza Group AG(1)	101,210	28,140,649
Novartis AG	215,260	19,635,560
Partners Group Holding AG	17,850	12,912,880
Sika AG	99,071	13,400,717
Straumann Holding AG	16,950	13,229,848
Temenos AG(1)	93,150	13,505,140
		100,824,794
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,457,000	11,198,328
United Kingdom — 17.3%
Ashtead Group plc	376,230	9,995,221
Associated British Foods plc	470,573	13,999,558
AstraZeneca plc	435,570	35,466,115
B&M European Value Retail SA	3,297,839	15,462,400
Bunzl plc	487,880	15,355,670
Burberry Group plc	388,400	9,733,839
Compass Group plc	754,979	16,672,746
Diageo plc	852,900	32,958,783
Intertek Group plc	234,957	15,849,763
London Stock Exchange Group plc	511,740	30,591,090
Melrose Industries plc	3,524,530	8,129,406
Royal Dutch Shell plc, A Shares	627,357	19,573,687
Standard Chartered plc (London)	817,840	6,525,807
		230,314,085
TOTAL COMMON STOCKS (Cost $1,106,953,779)		1,325,290,036
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $11,193,962), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $10,976,487)		10,975,801
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $1,871,975), at 1.25%, dated 2/28/19, due 3/1/19 (Delivery value $1,833,064)		1,833,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,710	5,710
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,814,511)		12,814,511
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,119,768,290)		1,338,104,547
OTHER ASSETS AND LIABILITIES — (0.3)%		(4,028,249)
TOTAL NET ASSETS — 100.0%		$1,334,076,298

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	15.6%
Consumer Discretionary	14.3%
Health Care	14.1%
Industrials	13.3%
Financials	12.2%
Consumer Staples	11.2%
Materials	8.3%
Energy	5.0%
Communication Services	4.4%
Real Estate	0.9%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	15,076,028	30,862,021	—
China	30,970,127	28,100,742	—
Ireland	5,309,441	31,081,063	—
Netherlands	25,447,236	53,137,424	—
Russia	10,676,728	—	—
Other Countries	—	1,094,629,226	—
Temporary Cash Investments	5,710	12,808,801	—
	87,485,270	1,250,619,277	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 28, 2019

International Opportunities - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Argentina — 1.0%
Globant SA(1)	26,255	1,808,707
Australia — 6.8%
Afterpay Touch Group Ltd.(1)	130,823	1,711,219
ALS Ltd.	184,546	1,031,553
Cleanaway Waste Management Ltd.	922,974	1,420,725
NEXTDC Ltd.(1)	352,899	1,562,053
Northern Star Resources Ltd.	306,375	2,010,276
Saracen Mineral Holdings Ltd.(1)	971,150	1,784,213
Seven Group Holdings Ltd.	169,279	2,323,511
WiseTech Global Ltd.	35,216	481,124
		12,324,674
Austria — 0.5%
Wienerberger AG	43,549	985,742
Belgium — 1.7%
Argenx SE(1)	10,667	1,417,155
Galapagos NV(1)	17,602	1,726,644
		3,143,799
Brazil — 2.6%
Azul SA ADR(1)	57,397	1,708,709
BK Brasil Operacao e Assessoria a Restaurantes SA	157,800	931,806
Linx SA	123,100	940,583
Notre Dame Intermedica Participacoes SA(1)	133,600	1,175,178
		4,756,276
Canada — 6.0%
Badger Daylighting Ltd.	32,765	951,864
BRP, Inc.	16,685	499,555
Canada Goose Holdings, Inc.(1)	45,418	2,584,738
Descartes Systems Group, Inc. (The)(1)	46,312	1,599,514
FirstService Corp.	17,810	1,546,254
Interfor Corp.(1)	64,242	722,994
Kirkland Lake Gold Ltd.	77,124	2,820,173
Largo Resources Ltd.(1)	176,030	303,650
		11,028,742
Chile — 0.6%
Geopark Ltd.(1)	52,784	1,012,925
China — 4.3%
A-Living Services Co. Ltd., H Shares(1)	899,500	1,409,453
Baozun, Inc. ADR(1)	29,429	1,102,116
China Resources Cement Holdings Ltd.	1,244,000	1,324,863
GDS Holdings Ltd. ADR(1)	56,679	1,885,710
Li Ning Co. Ltd.(1)	1,511,000	2,117,392
		7,839,534

Finland — 0.6%
Valmet Oyj	45,112	1,123,746
France — 6.3%
Euronext NV	20,880	1,274,184
Gaztransport Et Technigaz SA	20,160	1,813,841
Korian SA	52,571	1,967,316
Maisons du Monde SA	45,897	1,200,727
Rubis SCA	29,460	1,744,157
SOITEC(1)	19,355	1,544,376
Solutions 30 SE(1)	161,570	2,006,852
		11,551,453
Germany — 3.5%
Carl Zeiss Meditec AG	19,591	1,671,283
Isra Vision AG	24,562	1,035,104
MorphoSys AG(1)	12,323	1,265,716
Rheinmetall AG	22,251	2,380,095
		6,352,198
Hong Kong — 1.3%
Melco International Development Ltd.	980,000	2,394,522
India — 2.0%
Bata India Ltd.	91,106	1,650,831
WNS Holdings Ltd. ADR(1)	36,018	1,901,750
		3,552,581
Indonesia — 0.6%
Bank Tabungan Negara Persero Tbk PT	2,530,700	437,150
Matahari Department Store Tbk PT	1,764,100	721,064
		1,158,214
Ireland — 0.7%
Dalata Hotel Group plc	176,665	1,219,751
Italy — 2.2%
Amplifon SpA	61,135	1,137,641
FinecoBank Banca Fineco SpA	233,828	2,905,695
		4,043,336
Japan — 20.6%
Adastria Co. Ltd.	90,800	1,583,593
Ain Holdings, Inc.	13,200	905,935
Anritsu Corp.	136,000	2,686,691
Cosmos Pharmaceutical Corp.	9,000	1,647,154
Fancl Corp.	39,900	903,849
GMO Payment Gateway, Inc.	39,800	2,363,756
KH Neochem Co. Ltd.	39,400	1,010,936
Lasertec Corp.	29,800	1,046,669
Modec, Inc.	47,700	1,292,370
Nabtesco Corp.	67,400	1,777,137
Nihon Kohden Corp.	55,600	1,668,524
Nihon M&A Center, Inc.	64,400	1,623,505
Orix JREIT, Inc.	1,042	1,706,986
Pigeon Corp.	20,900	851,263
Pressance Corp.	136,400	1,721,749

Raksul, Inc.(1)	10,400	359,682
Rengo Co. Ltd.	101,500	879,639
Sakata Seed Corp.	35,800	1,212,443
Sankyu, Inc.	20,500	1,002,333
Sawai Pharmaceutical Co. Ltd.	29,600	1,694,236
SCSK Corp.	8,200	358,265
SHO-BOND Holdings Co. Ltd.	19,900	1,422,895
Solasto Corp.	86,200	899,391
Systena Corp.	78,600	844,070
Tadano Ltd.	130,700	1,361,348
Tokyo Base Co. Ltd.(1)	56,500	460,252
Trust Tech, Inc.	54,200	1,687,292
Tsubakimoto Chain Co.	25,000	925,178
Yume No Machi Souzou Iinkai Co. Ltd.	85,700	1,612,281
		37,509,422
Mexico — 0.6%
Alpek SAB de CV(1)	795,353	1,165,718
Netherlands — 4.0%
AMG Advanced Metallurgical Group NV	22,757	882,158
ASR Nederland NV	53,970	2,378,177
BE Semiconductor Industries NV	36,041	901,886
InterXion Holding NV(1)	31,032	2,032,596
Takeaway.com NV(1)	13,919	1,019,591
		7,214,408
Portugal — 0.2%
NOS SGPS SA	69,676	416,078
South Korea — 2.3%
Cafe24 Corp.(1)	15,866	1,666,022
Dentium Co. Ltd.(1)	12,518	693,404
Fila Korea Ltd.	20,472	1,012,041
Hyundai Mipo Dockyard Co. Ltd.	15,682	867,272
		4,238,739
Spain — 1.9%
Applus Services SA	67,570	821,606
Cia de Distribucion Integral Logista Holdings SA	17,051	429,398
Ence Energia y Celulosa SA	177,088	1,275,043
Inmobiliaria Colonial Socimi SA	86,797	894,962
		3,421,009
Sweden — 3.3%
Elekta AB, B Shares	197,004	2,268,447
Fabege AB	124,428	1,671,614
Paradox Interactive AB	33,924	540,668
Thule Group AB	69,111	1,536,964
		6,017,693
Switzerland — 3.0%
Georg Fischer AG	1,465	1,299,058
Idorsia Ltd.(1)	27,670	472,695
Siegfried Holding AG(1)	4,967	1,796,591

Tecan Group AG	8,577	1,945,627
		5,513,971
Taiwan — 4.7%
Airtac International Group	105,000	1,255,905
Chailease Holding Co. Ltd.	528,220	2,047,166
Chroma ATE, Inc.	396,000	1,639,548
Merida Industry Co. Ltd.	239,000	1,245,945
Nien Made Enterprise Co. Ltd.	171,000	1,482,026
TCI Co. Ltd.	61,941	946,756
		8,617,346
Thailand — 0.6%
Taokaenoi Food & Marketing PCL	3,055,400	1,056,846
Turkey — 0.4%
Ulker Biskuvi Sanayi AS	194,006	704,320
United Kingdom — 16.5%
Abcam plc	77,246	1,316,549
Avast plc(1)	285,464	1,168,248
Aveva Group plc	65,685	2,622,350
B&M European Value Retail SA	205,305	962,602
Beazley plc	137,772	1,000,468
Burford Capital Ltd.	102,007	2,394,756
Dechra Pharmaceuticals plc	35,364	1,159,492
Electrocomponents plc	180,897	1,328,747
Ferrexpo plc	259,904	895,937
Fevertree Drinks plc	46,584	1,654,647
Grafton Group plc	91,849	973,373
Hikma Pharmaceuticals plc	74,046	1,638,649
HomeServe plc	145,399	1,837,860
IG Group Holdings plc	20,590	154,162
Intermediate Capital Group plc	133,537	1,856,184
Keywords Studios plc	33,344	495,329
Moneysupermarket.com Group plc	208,938	955,249
Nomad Foods Ltd.(1)	73,076	1,468,828
Rentokil Initial plc	402,303	1,872,916
Rotork plc	315,479	1,190,449
SSP Group plc	209,550	1,845,499
UNITE Group plc (The)	112,105	1,361,261
		30,153,555
TOTAL COMMON STOCKS (Cost $160,261,937)		180,325,305
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $1,283,128), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $1,258,200)		1,258,121
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/28/26, valued at $219,175), at 1.25%, dated 2/28/19, due 3/1/19 (Delivery value $210,007)		210,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	765	765
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,468,886)		1,468,886
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $161,730,823)		181,794,191
OTHER ASSETS AND LIABILITIES — 0.4%		817,709
TOTAL NET ASSETS — 100.0%		$182,611,900

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	394,283	BRL	1,478,918	State Street Bank & Trust Co.	3/6/19	$551
USD	350,105	BRL	1,313,488	State Street Bank & Trust Co.	3/7/19	441
						$992

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.6%
Industrials	18.1%
Consumer Discretionary	16.3%
Health Care	14.2%
Materials	8.8%
Financials	7.9%
Consumer Staples	6.3%
Real Estate	3.9%
Energy	2.3%
Utilities	0.9%
Communication Services	0.5%
Cash and Equivalents*	1.2%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
BRL	-	Brazilian Real
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	1,808,707	—	—
Brazil	1,708,709	3,047,567	—
Canada	2,584,738	8,444,004	—
Chile	1,012,925	—	—
China	2,987,826	4,851,708	—
India	1,901,750	1,650,831	—
Netherlands	2,032,596	5,181,812	—
United Kingdom	1,468,828	28,684,727	—
Other Countries	—	112,958,577	—
Temporary Cash Investments	765	1,468,121	—
	15,506,844	166,287,347	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	992	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 28, 2019

International Value - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 4.2%
Australia & New Zealand Banking Group Ltd.	35,849	712,026
CIMIC Group Ltd.	5,629	200,245
Commonwealth Bank of Australia	5,000	262,282
JB Hi-Fi Ltd.	4,135	63,650
Santos Ltd.	9,726	47,742
Super Retail Group Ltd.	32,743	172,106
Telstra Corp. Ltd.	77,079	171,136
Westpac Banking Corp.	4,479	85,657
		1,714,844
Brazil — 0.1%
Banco Santander Brasil SA ADR	1,100	13,178
Vale SA ADR	2,800	34,944
		48,122
China — 1.9%
China Communications Services Corp. Ltd., H Shares	84,000	84,431
China Construction Bank Corp., H Shares	21,000	18,673
China Petroleum & Chemical Corp., H Shares	104,000	89,827
CITIC Ltd.	119,000	181,007
Industrial & Commercial Bank of China Ltd., H Shares	266,000	204,674
Lenovo Group Ltd.	142,000	127,894
Weichai Power Co. Ltd., H Shares	41,000	56,932
		763,438
Denmark†
Topdanmark A/S	3	148
France — 7.6%
BNP Paribas SA	8,647	443,140
Casino Guichard Perrachon SA	2,321	122,735
CNP Assurances	16,972	392,273
Eiffage SA	1,165	113,670
Engie SA	9,442	142,302
Kering SA	206	112,494
Lagardere SCA	10,801	279,497
Metropole Television SA	2,358	43,209
Orange SA	3,844	58,764
Peugeot SA	17,027	433,054
Sanofi	4,404	368,186
TOTAL SA	10,961	623,254
		3,132,578
Germany — 5.0%
Allianz SE	2,972	661,226
BASF SE	1,450	110,487
Bayer AG	1,746	139,575
Covestro AG	2,431	138,644

Deutsche Telekom AG	26,028	428,836
Dialog Semiconductor plc(1)	2,800	85,386
Hamburger Hafen und Logistik AG	2,198	48,002
HUGO BOSS AG	408	30,174
MTU Aero Engines AG	490	105,061
RTL Group SA	988	55,718
RWE AG	11,104	271,045
		2,074,154
Hong Kong — 4.3%
BOC Hong Kong Holdings Ltd.	26,500	110,730
Champion REIT	42,000	33,601
CK Asset Holdings Ltd.	10,000	82,996
CLP Holdings Ltd.	30,500	361,349
Kerry Properties Ltd.	18,000	75,213
Link REIT	29,500	333,530
PCCW Ltd.	154,000	92,599
Sands China Ltd.	55,600	277,655
Swire Properties Ltd.	21,000	84,270
Wharf Holdings Ltd. (The)	105,000	328,386
		1,780,329
India — 0.2%
Tata Power Co. Ltd. (The)	86,624	79,711
Israel — 1.5%
Bank Leumi Le-Israel BM	56,696	374,960
Israel Discount Bank Ltd., A Shares	28,196	99,655
Mizrahi Tefahot Bank Ltd.	6,889	131,949
Teva Pharmaceutical Industries Ltd. ADR(1)	1,193	20,078
		626,642
Italy — 2.8%
Eni SpA	34,053	587,433
EXOR NV	6,400	393,831
Fiat Chrysler Automobiles NV(1)	11,200	165,383
		1,146,647
Japan — 25.6%
Advantest Corp.	7,000	165,101
Astellas Pharma, Inc.	17,700	272,888
Bandai Namco Holdings, Inc.	1,000	42,525
Brother Industries Ltd.	12,600	230,036
Canon, Inc.	600	17,230
Capcom Co., Ltd.	5,800	116,193
Daiichikosho Co., Ltd.	3,400	167,766
Daiwa Securities Group, Inc.	28,800	146,112
DMG Mori Co. Ltd.	9,800	126,781
Eisai Co. Ltd.	2,500	206,231
en-japan, Inc.	4,300	138,299
Hazama Ando Corp.	14,300	100,709
Honda Motor Co. Ltd.	7,600	214,980
Isuzu Motors Ltd.	22,300	319,200
Kansai Electric Power Co., Inc. (The)	9,500	141,948

KDDI Corp.	16,400	395,563
Kirin Holdings Co. Ltd.	2,800	62,524
Kumagai Gumi Co. Ltd.	2,000	63,428
Marubeni Corp.	48,700	347,211
Mebuki Financial Group, Inc.	120,000	324,048
Mitsubishi Chemical Holdings Corp.	33,700	248,491
Mitsubishi Corp.	5,800	163,336
Mitsubishi UFJ Financial Group, Inc.	57,400	296,977
Mitsui & Co. Ltd.	7,200	113,040
Mizuho Financial Group, Inc.	104,600	164,410
Nihon Unisys Ltd.	7,400	192,859
Nikon Corp.	11,700	176,972
Nippon Kayaku Co. Ltd.	5,000	60,781
Nippon Telegraph & Telephone Corp.	3,800	163,673
NTT DOCOMO, Inc.	11,600	269,694
ORIX Corp.	20,800	300,808
Sankyu, Inc.	4,200	205,356
Sawai Pharmaceutical Co. Ltd.	5,000	286,188
SBI Holdings, Inc.	1,800	37,852
Shionogi & Co. Ltd.	3,000	191,522
Shizuoka Bank Ltd. (The)	38,100	300,452
Showa Shell Sekiyu KK	17,200	257,695
Sojitz Corp.	90,500	332,073
Sony Corp.	3,200	153,332
Sumitomo Chemical Co. Ltd.	24,500	121,330
Sumitomo Mitsui Financial Group, Inc.	7,500	265,240
Suzuken Co. Ltd.	2,200	120,397
Suzuki Motor Corp.	7,200	368,252
Takeda Pharmaceutical Co., Ltd.	6,600	264,616
Teijin Ltd.	8,900	149,072
Toho Holdings Co. Ltd.	2,000	50,563
Tokuyama Corp.	9,600	240,463
Tokyo Electric Power Co. Holdings, Inc.(1)	45,300	282,045
Toyota Boshoku Corp.	5,300	87,156
Toyota Motor Corp.	11,200	672,914
Trend Micro, Inc.	2,000	98,506
TS Tech Co. Ltd.	10,900	317,324
		10,552,162
Malaysia — 0.7%
CIMB Group Holdings Bhd	135,300	194,640
Petronas Chemicals Group Bhd	39,800	90,239
		284,879
Netherlands — 3.6%
ABN AMRO Group NV CVA	17,690	428,990
ASR Nederland NV	6,987	307,881
Coca-Cola European Partners plc	5,497	259,128
NN Group NV	6,236	271,667
QIAGEN NV(1)	6,140	234,800
		1,502,466

New Zealand — 0.9%
a2 Milk Co. Ltd.(1)	22,091	215,279
Spark New Zealand Ltd.	57,422	145,860
		361,139
Norway — 2.6%
Aker BP ASA	1,300	44,059
Equinor ASA	21,725	488,369
Salmar ASA	5,331	255,565
Telenor ASA	15,273	297,815
		1,085,808
Portugal — 0.7%
EDP - Energias de Portugal SA	78,979	289,717
Singapore — 3.1%
ComfortDelGro Corp. Ltd.	146,800	259,506
Oversea-Chinese Banking Corp. Ltd.	38,700	316,584
Singapore Technologies Engineering Ltd.	77,600	214,663
United Overseas Bank Ltd.	25,100	464,498
		1,255,251
South Africa — 0.1%
Imperial Logistics Ltd.	9,858	45,066
South Korea — 1.3%
Daelim Industrial Co. Ltd.	1,471	122,420
Hanwha Corp.	2,339	66,862
Hyundai Marine & Fire Insurance Co. Ltd.	1,752	58,727
Samsung Electronics Co. Ltd.	5,133	205,831
SK Hynix, Inc.	1,454	90,495
		544,335
Spain — 3.6%
Banco Bilbao Vizcaya Argentaria SA	51,333	319,620
Banco Santander SA	111,194	543,347
Ence Energia y Celulosa SA	9,489	68,321
Mapfre SA	90,093	254,551
Telefonica SA	32,300	278,817
		1,464,656
Sweden — 0.7%
Lundin Petroleum AB	5,763	188,440
Tele2 AB, B Shares	9,016	118,752
		307,192
Switzerland — 6.1%
Logitech International SA	6,286	236,374
Nestle SA	2,194	198,637
Novartis AG	6,683	609,609
Roche Holding AG	1,340	372,308
Swisscom AG	734	339,844
UBS Group AG(1)	9,016	114,727
Zurich Insurance Group AG	1,929	637,814
		2,509,313
Taiwan — 0.2%
Shin Kong Financial Holding Co. Ltd.	285,760	84,753

United Kingdom — 22.5%
3i Group plc	31,154	390,815
Aggreko plc	15,050	143,044
Anglo American plc	19,248	511,485
BHP Group plc	33,823	783,275
BP plc	104,541	740,988
British American Tobacco plc	5,028	183,961
Centrica plc	191,712	316,575
Evraz plc	37,410	280,147
GlaxoSmithKline plc	45,656	906,763
HSBC Holdings plc	141,123	1,147,217
International Consolidated Airlines Group SA	30,833	243,954
Legal & General Group plc	124,595	463,710
Lloyds Banking Group plc	180,478	152,100
Marks & Spencer Group plc	28,386	102,784
Rio Tinto plc	15,713	903,663
Royal Dutch Shell plc, B Shares	55,368	1,736,426
Segro plc	4,174	36,594
Tate & Lyle plc	22,151	204,191
Vodafone Group plc	19,226	34,242
		9,281,934
TOTAL COMMON STOCKS (Cost $41,140,180)		40,935,284
EXCHANGE-TRADED FUNDS — 1.6%
iShares MSCI EAFE ETF	6,000	385,620
iShares MSCI EAFE Value ETF	4,300	210,700
iShares MSCI Japan ETF	1,250	67,950
TOTAL EXCHANGE-TRADED FUNDS (Cost $651,305)		664,270
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $193,577), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $189,817)		189,805
State Street Institutional U.S. Government Money Market Fund, Premier Class	31,797	31,797
TOTAL TEMPORARY CASH INVESTMENTS (Cost $221,602)		221,602
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $42,013,087)		41,821,156
OTHER ASSETS AND LIABILITIES — (1.5)%		(608,576)
TOTAL NET ASSETS — 100.0%		$41,212,580

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.8%
Energy	11.5%
Health Care	9.9%
Materials	9.1%
Consumer Discretionary	9.1%
Communication Services	8.6%
Industrials	8.3%
Utilities	4.6%
Consumer Staples	3.6%
Information Technology	3.5%
Real Estate	2.3%
Exchange-Traded Funds	1.6%
Cash and Equivalents*	(0.9)%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	327,328	40,607,956	—
Exchange-Traded Funds	664,270	—	—
Temporary Cash Investments	31,797	189,805	—
	1,023,395	40,797,761	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
February 28, 2019

NT Emerging Markets - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Brazil — 8.3%
B3 SA - Brasil Bolsa Balcao	527,800	4,631,415
Banco Bradesco SA ADR	514,799	5,909,892
Duratex SA	959,300	3,008,547
Itau Unibanco Holding SA ADR	534,710	5,026,274
Localiza Rent a Car SA	652,739	5,964,086
Lojas Renner SA	418,400	4,813,190
Magazine Luiza SA	86,900	3,989,236
Pagseguro Digital Ltd., Class A(1)	134,077	3,771,586
		37,114,226
China — 34.0%
Alibaba Group Holding Ltd. ADR(1)	136,789	25,036,491
Anhui Conch Cement Co. Ltd., H Shares	768,500	4,395,764
Baozun, Inc. ADR(1)	85,550	3,203,847
Brilliance China Automotive Holdings Ltd.	4,412,000	4,322,212
China Construction Bank Corp., H Shares	10,304,000	9,162,320
China Gas Holdings Ltd.	1,153,200	3,790,256
China Overseas Land & Investment Ltd.	362,000	1,332,756
China Resources Beer Holdings Co. Ltd.	352,000	1,311,634
CIFI Holdings Group Co. Ltd.	1,960,000	1,278,410
CNOOC Ltd.	5,216,000	8,997,056
CRRC Corp. Ltd., H Shares	1,286,000	1,349,933
GDS Holdings Ltd. ADR(1)	163,838	5,450,890
Geely Automobile Holdings Ltd.	2,146,000	4,029,688
Haier Electronics Group Co. Ltd.(1)	1,010,000	3,010,796
Huazhu Group Ltd. ADR	80,798	2,833,586
Industrial & Commercial Bank of China Ltd., H Shares	11,523,095	8,866,460
Kweichow Moutai Co. Ltd., A Shares	20,600	2,326,165
KWG Group Holdings Ltd.(1)	271,000	254,783
Li Ning Co. Ltd.(1)	2,319,000	3,249,658
New Oriental Education & Technology Group, Inc. ADR(1)	69,926	5,738,128
Ping An Insurance Group Co. of China Ltd., H Shares	772,000	8,128,386
Shenzhou International Group Holdings Ltd.	465,200	5,807,777
Sunny Optical Technology Group Co. Ltd.	263,600	3,123,004
TAL Education Group ADR(1)	143,428	5,106,037
Tencent Holdings Ltd.	603,400	25,812,506
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares	880,500	3,135,128
		151,053,671
Czech Republic — 0.5%
Moneta Money Bank AS	645,132	2,284,687
Egypt — 0.7%
Commercial International Bank Egypt S.A.E.	358,685	1,437,608
Commercial International Bank Egypt S.A.E. GDR	373,255	1,487,421
		2,925,029

Hungary — 0.8%
OTP Bank Nyrt	84,394	3,569,181
India — 6.6%
Bata India Ltd.	246,194	4,461,009
Bharat Financial Inclusion Ltd.(1)	305,464	3,967,849
Godrej Consumer Products Ltd.	236,915	2,241,202
HDFC Bank Ltd.	278,384	8,131,410
Jubilant Foodworks Ltd.	147,114	2,624,219
Larsen & Toubro Ltd.	118,596	2,155,866
Nestle India Ltd.	13,476	2,015,870
Tata Consultancy Services Ltd.	137,473	3,833,617
		29,431,042
Indonesia — 3.4%
Astra International Tbk PT	5,179,800	2,632,704
Bank Rakyat Indonesia Persero Tbk PT	22,881,300	6,262,165
Telekomunikasi Indonesia Persero Tbk PT	22,302,300	6,119,558
		15,014,427
Malaysia — 0.7%
CIMB Group Holdings Bhd	2,164,553	3,113,890
Mexico — 3.7%
America Movil SAB de CV, Class L ADR	343,138	4,934,324
Grupo Aeroportuario del Centro Norte SAB de CV	638,393	3,638,046
Mexichem SAB de CV	1,193,218	2,901,760
Wal-Mart de Mexico SAB de CV	2,002,485	5,182,404
		16,656,534
Peru — 1.4%
Credicorp Ltd.	25,656	6,236,717
Philippines — 1.0%
Ayala Land, Inc.	5,378,200	4,575,422
Russia — 4.3%
Novatek PJSC GDR	54,503	9,445,370
Sberbank of Russia PJSC ADR (London)	347,187	4,430,106
Yandex NV, A Shares(1)	157,939	5,433,102
		19,308,578
South Africa — 5.5%
Capitec Bank Holdings Ltd.	62,580	5,799,920
Discovery Ltd.	260,161	2,844,211
Foschini Group Ltd. (The)	220,061	2,682,500
Kumba Iron Ore Ltd.	85,790	2,272,495
MultiChoice Group Ltd.(1)	47,903	357,053
Naspers Ltd., N Shares	47,903	10,350,923
		24,307,102
South Korea — 12.4%
CJ Logistics Corp.(1)	35,306	5,964,382
Cosmax, Inc.	38,779	5,051,235
Doosan Infracore Co. Ltd.(1)	302,829	2,049,016
Fila Korea Ltd.	156,783	7,750,631
Hotel Shilla Co. Ltd.	31,190	2,274,011
Hyundai Heavy Industries Co. Ltd.(1)	37,239	4,353,987

Medy-Tox, Inc.	5,271	2,558,874
Orion Corp/Republic of Korea	33,416	3,312,780
POSCO Chemtech Co. Ltd.	47,744	2,924,835
Samsung Electro-Mechanics Co. Ltd.	26,431	2,514,552
Samsung Electronics Co. Ltd.	402,766	16,150,748
		54,905,051
Taiwan — 8.8%
Chailease Holding Co. Ltd.	1,825,960	7,076,678
Chroma ATE, Inc.	432,000	1,788,598
Globalwafers Co. Ltd.	123,000	1,329,924
President Chain Store Corp.	459,000	4,742,820
Taiwan Cement Corp.	2,852,400	3,516,097
Taiwan Cement Corp. Preference Shares(1)	142,847	239,498
Taiwan Semiconductor Manufacturing Co. Ltd.	2,629,774	20,212,130
		38,905,745
Thailand — 4.2%
Airports of Thailand PCL	1,789,100	3,832,265
CP ALL PCL	1,525,100	3,762,841
Kasikornbank PCL NVDR	467,600	2,930,615
Minor International PCL	2,948,400	3,625,561
Muangthai Capital PCL	3,011,000	4,490,821
		18,642,103
Turkey — 1.2%
BIM Birlesik Magazalar AS	196,566	3,155,661
Ford Otomotiv Sanayi AS	197,152	2,047,877
		5,203,538
United Arab Emirates — 0.9%
First Abu Dhabi Bank PJSC	997,351	4,127,344
United Kingdom — 0.8%
NMC Health plc	95,183	3,413,690
TOTAL COMMON STOCKS (Cost $357,154,646)		440,787,977
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $1,176,387), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $1,153,532)		1,153,460
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/28/26, valued at $199,250), at 1.25%, dated 2/28/19, due 3/1/19 (Delivery value $192,007)		192,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,965	4,965
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,350,425)		1,350,425
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $358,505,071)		442,138,402
OTHER ASSETS AND LIABILITIES — 0.5%		2,073,969
TOTAL NET ASSETS — 100.0%		$444,212,371

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.7%
Consumer Discretionary	24.6%
Information Technology	13.8%
Communication Services	9.6%
Consumer Staples	7.4%
Industrials	6.6%
Materials	4.4%
Energy	4.1%
Real Estate	1.7%
Health Care	1.4%
Utilities	0.9%
Cash and Equivalents*	0.8%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	14,707,752	22,406,474	—
China	47,368,979	103,684,692	—
Mexico	4,934,324	11,722,210	—
Peru	6,236,717	—	—
Russia	5,433,102	13,875,476	—
Other Countries	—	210,418,251	—
Temporary Cash Investments	4,965	1,345,460	—
	78,685,839	363,452,563	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
February 28, 2019

NT International Growth - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 4.3%
BHP Group Ltd.	358,290	9,462,119
CSL Ltd.	141,830	19,493,638
Treasury Wine Estates Ltd.	669,980	7,119,251
		36,075,008
Austria — 1.4%
Erste Group Bank AG(1)	314,094	11,879,095
Belgium — 1.2%
KBC Group NV	138,010	10,222,498
Brazil — 2.6%
Localiza Rent a Car SA	1,476,220	13,488,245
Magazine Luiza SA	180,500	8,286,041
		21,774,286
Canada — 3.4%
Alimentation Couche-Tard, Inc., B Shares	119,710	6,747,134
Canada Goose Holdings, Inc.(1)	167,420	9,527,872
Canadian Pacific Railway Ltd.	36,580	7,558,671
Nutrien Ltd.	98,160	5,343,061
		29,176,738
China — 4.4%
Alibaba Group Holding Ltd. ADR(1)	71,610	13,106,778
ANTA Sports Products Ltd.	1,643,000	9,628,077
Huazhu Group Ltd. ADR	129,129	4,528,554
TAL Education Group ADR(1)	60,150	2,141,340
Tencent Holdings Ltd.	190,400	8,145,014
		37,549,763
Denmark — 1.5%
Chr Hansen Holding A/S	124,580	12,690,946
Finland — 1.4%
Neste Oyj	125,300	12,043,143
France — 10.5%
Airbus SE	100,180	12,944,684
Danone SA	217,280	16,393,128
Dassault Systemes SE	62,880	9,201,410
Edenred	112,570	4,996,225
Eurofins Scientific SE	10,920	4,598,235
Kering SA	21,170	11,560,714
Peugeot SA	254,480	6,472,284
Thales SA	27,760	3,418,058
TOTAL SA	130,670	7,430,039
Ubisoft Entertainment SA(1)	54,800	3,958,096
Vivendi SA	256,360	7,494,031
		88,466,904

Germany — 6.0%
adidas AG	39,710	9,647,910
Aroundtown SA	888,690	7,480,215
Deutsche Boerse AG	55,190	6,974,395
HUGO BOSS AG	63,400	4,688,871
Infineon Technologies AG	302,590	6,644,411
Symrise AG	175,140	15,435,014
		50,870,816
Hong Kong — 3.8%
AIA Group Ltd.	2,670,000	26,700,850
Hong Kong Exchanges & Clearing Ltd.	149,800	5,163,971
		31,864,821
India — 0.6%
HDFC Bank Ltd.	179,090	5,231,099
Indonesia — 0.7%
Bank Central Asia Tbk PT	2,829,100	5,545,579
Ireland — 2.7%
CRH plc	349,852	11,078,620
ICON plc(1)	23,520	3,292,330
Kerry Group plc, A Shares	83,800	8,626,302
		22,997,252
Japan — 15.0%
Anritsu Corp.	417,800	8,253,672
Daikin Industries Ltd.	46,100	5,000,215
Fast Retailing Co. Ltd.	15,400	7,206,424
Hoya Corp.	118,200	7,216,176
JGC Corp.	250,800	3,642,804
Keyence Corp.	30,100	17,533,692
MonotaRO Co. Ltd.	286,400	6,747,288
Murata Manufacturing Co. Ltd.	26,500	4,118,894
Obic Co. Ltd.	62,500	5,960,391
Pan Pacific International Holdings Corp.	136,700	8,143,256
Recruit Holdings Co. Ltd.	445,400	12,443,149
Shiseido Co. Ltd.	122,200	8,055,673
SMC Corp.	21,400	7,439,555
Sysmex Corp.	102,700	6,172,227
Terumo Corp.	167,200	10,230,153
Unicharm Corp.	265,300	8,437,523
		126,601,092
Netherlands — 5.9%
Adyen NV(1)	9,710	7,289,458
ASML Holding NV	67,510	12,372,277
InterXion Holding NV(1)	168,460	11,034,130
Koninklijke DSM NV	80,270	8,619,009
Koninklijke KPN NV	1,780,350	5,491,957
QIAGEN NV(1)	132,353	5,086,326
		49,893,157
Russia — 0.8%
Yandex NV, A Shares(1)	198,450	6,826,680

Spain — 2.0%
Amadeus IT Group SA	154,420	11,627,695
Cellnex Telecom SA(1)	195,580	5,056,569
		16,684,264
Sweden — 4.3%
Atlas Copco AB, A Shares	158,940	4,306,490
Hexagon AB, B Shares	215,140	11,316,047
Lundin Petroleum AB	317,750	10,389,833
Telefonaktiebolaget LM Ericsson, B Shares	1,124,940	10,296,928
		36,309,298
Switzerland — 8.6%
Lonza Group AG(1)	64,850	18,031,035
Nestle SA	95,600	8,655,294
Novartis AG	136,280	12,431,172
Partners Group Holding AG	11,320	8,189,009
Sika AG	62,815	8,496,593
Straumann Holding AG	10,760	8,398,417
Temenos AG(1)	59,010	8,555,430
		72,756,950
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	903,000	6,940,351
United Kingdom — 17.2%
Ashtead Group plc	240,600	6,391,968
Associated British Foods plc	286,310	8,517,729
AstraZeneca plc	275,280	22,414,565
B&M European Value Retail SA	2,152,096	10,090,416
Bunzl plc	309,360	9,736,883
Burberry Group plc	248,290	6,222,489
Compass Group plc	477,994	10,555,887
Diageo plc	531,590	20,542,337
Intertek Group plc	148,597	10,024,078
London Stock Exchange Group plc	319,230	19,083,116
Melrose Industries plc	2,228,930	5,141,076
Royal Dutch Shell plc, A Shares	402,042	12,543,806
Standard Chartered plc (London)	518,550	4,137,676
		145,402,026
TOTAL COMMON STOCKS (Cost $694,860,112)		837,801,766
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $10,150,775), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $9,953,567)		9,952,945
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/28/26, valued at $1,698,606), at 1.25%, dated 2/28/19, due 3/1/19 (Delivery value $1,662,058)		1,662,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,356	5,356
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,620,301)		11,620,301
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $706,480,413)		849,422,067
OTHER ASSETS AND LIABILITIES — (0.5)%		(4,284,186)
TOTAL NET ASSETS — 100.0%		$845,137,881

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	15.7%
Consumer Discretionary	14.3%
Health Care	13.9%
Industrials	13.4%
Financials	12.3%
Consumer Staples	10.9%
Materials	8.3%
Energy	5.0%
Communication Services	4.4%
Real Estate	0.9%
Cash and Equivalents*	0.9%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	9,527,872	19,648,866	—
China	19,776,672	17,773,091	—
Ireland	3,292,330	19,704,922	—
Netherlands	16,120,456	33,772,701	—
Russia	6,826,680	—	—
Other Countries	—	691,358,176	—
Temporary Cash Investments	5,356	11,614,945	—
	55,549,366	793,872,701	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
February 28, 2019

NT International Small-Mid Cap - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.6%
Australia — 6.5%
Afterpay Touch Group Ltd.(1)	278,349	3,640,921
ALS Ltd.	447,900	2,503,617
Cleanaway Waste Management Ltd.	2,538,510	3,907,503
NEXTDC Ltd.(1)	866,959	3,837,460
Northern Star Resources Ltd.	442,856	2,905,795
Sandfire Resources NL	88,561	459,848
Saracen Mineral Holdings Ltd.(1)	369,860	679,513
Seven Group Holdings Ltd.	351,800	4,828,780
		22,763,437
Austria — 1.2%
Wienerberger AG	180,160	4,077,965
Belgium — 2.7%
Argenx SE(1)	14,770	1,962,255
Barco NV	26,310	4,016,109
Galapagos NV(1)	35,299	3,462,607
		9,440,971
Canada — 7.6%
Badger Daylighting Ltd.	93,940	2,729,075
BRP, Inc.	86,683	2,595,319
Canada Goose Holdings, Inc.(1)	81,560	4,641,580
Colliers International Group, Inc.	62,240	4,252,440
Descartes Systems Group, Inc. (The)(1)	96,010	3,315,973
Interfor Corp.(1)	122,660	1,380,444
Kelt Exploration Ltd.(1)	271,164	1,081,812
Kirkland Lake Gold Ltd.	144,340	5,278,043
Largo Resources Ltd.(1)	558,723	963,791
		26,238,477
Finland — 0.5%
Valmet Oyj	74,450	1,854,560
France — 8.1%
Euronext NV	30,970	1,889,918
Gaztransport Et Technigaz SA	40,580	3,651,074
Korian SA	116,190	4,348,072
Maisons du Monde SA	101,980	2,667,933
Rubis SCA	57,700	3,416,085
SOITEC(1)	42,529	3,393,477
Solutions 30 SE(1)	276,368	3,432,753
Teleperformance	10,227	1,826,333
Ubisoft Entertainment SA(1)	34,131	2,465,215
Worldline SA(1)	15,960	895,340
		27,986,200
Germany — 3.2%
Aroundtown SA	171,280	1,441,685

Isra Vision AG	52,180	2,198,996
MorphoSys AG(1)	28,200	2,896,470
Rheinmetall AG	42,491	4,545,081
		11,082,232
Hong Kong — 1.4%
Melco International Development Ltd.	2,004,000	4,896,553
Ireland — 1.0%
Dalata Hotel Group plc	516,530	3,566,287
Israel — 1.0%
Nice Ltd. ADR(1)	28,410	3,343,573
Italy — 2.1%
Amplifon SpA	141,908	2,640,719
FinecoBank Banca Fineco SpA	296,470	3,684,124
Moncler SpA	29,250	1,121,878
		7,446,721
Japan — 26.0%
Adastria Co. Ltd.	169,100	2,949,180
Ain Holdings, Inc.	25,400	1,743,238
Anritsu Corp.	233,000	4,602,934
Cosmos Pharmaceutical Corp.	18,900	3,459,023
Fancl Corp.	81,300	1,841,677
GMO Payment Gateway, Inc.	80,900	4,804,719
Ichikoh Industries Ltd.	167,700	991,471
KH Neochem Co. Ltd.	98,900	2,537,604
Kose Corp.	11,000	1,778,316
Kyoritsu Maintenance Co. Ltd.	55,200	2,619,728
Lasertec Corp.	38,000	1,334,679
Modec, Inc.	129,900	3,519,472
Nabtesco Corp.	130,800	3,448,806
Nextage Co. Ltd.	91,700	848,183
Nihon Kohden Corp.	77,700	2,331,732
Nihon M&A Center, Inc.	158,300	3,990,697
Orix JREIT, Inc.	2,150	3,522,092
Outsourcing, Inc.	92,400	1,163,860
PeptiDream, Inc.(1)	74,800	3,549,922
Pigeon Corp.	61,300	2,496,766
Pressance Corp.	259,800	3,279,403
Rengo Co. Ltd.	212,500	1,841,609
Sankyu, Inc.	36,300	1,774,862
Sawai Pharmaceutical Co. Ltd.	58,800	3,365,577
SHO-BOND Holdings Co. Ltd.	45,100	3,224,752
Solasto Corp.	199,300	2,079,450
Systena Corp.	283,100	3,040,153
Tadano Ltd.	285,600	2,974,760
Tokai Carbon Co. Ltd.	245,700	3,403,407
Tokyo Base Co. Ltd.(1)	107,800	878,145
Trust Tech, Inc.	107,700	3,352,792
Tsubakimoto Chain Co.	51,100	1,891,064
Yume No Machi Souzou Iinkai Co. Ltd.	142,800	2,686,508

Zenkoku Hosho Co. Ltd.	80,600	2,961,082
		90,287,663
Netherlands — 3.5%
AMG Advanced Metallurgical Group NV	88,030	3,412,419
ASR Nederland NV	85,490	3,767,099
InterXion Holding NV(1)	46,238	3,028,589
Takeaway.com NV(1)	25,904	1,897,513
		12,105,620
New Zealand — 0.7%
a2 Milk Co. Ltd.(1)	255,580	2,496,442
Norway — 0.5%
Aker BP ASA	55,630	1,885,399
Portugal — 0.7%
NOS SGPS SA	396,560	2,368,101
Singapore — 0.5%
Mapletree Industrial Trust	1,163,400	1,721,006
Spain — 3.8%
Applus Services SA	280,960	3,416,287
Cellnex Telecom SA(1)	112,081	2,897,767
Cia de Distribucion Integral Logista Holdings SA	56,240	1,416,299
Ence Energia y Celulosa SA	503,030	3,621,844
Inmobiliaria Colonial Socimi SA	173,070	1,784,521
		13,136,718
Sweden — 3.3%
Elekta AB, B Shares	336,594	3,875,787
Fabege AB	175,410	2,356,526
SSAB AB, A Shares	430,990	1,689,709
Thule Group AB	153,640	3,416,810
		11,338,832
Switzerland — 2.5%
Georg Fischer AG	4,230	3,750,864
Siegfried Holding AG(1)	12,880	4,658,764
Tecan Group AG	1,011	229,338
		8,638,966
United Kingdom — 23.8%
Abcam plc	149,610	2,549,892
Ashtead Group plc	98,630	2,620,282
Avast plc(1)	727,630	2,977,791
Aveva Group plc	75,876	3,029,207
B&M European Value Retail SA	1,153,383	5,407,805
Beazley plc	258,422	1,876,600
Burford Capital Ltd.	217,402	5,103,814
Dechra Pharmaceuticals plc	67,810	2,223,311
Electrocomponents plc	474,960	3,488,735
Entertainment One Ltd.	1,114,902	6,216,664
Ferrexpo plc	498,630	1,718,869
Fevertree Drinks plc	88,560	3,145,620
Grafton Group plc	171,480	1,817,265
Hikma Pharmaceuticals plc	142,040	3,143,366

HomeServe plc	285,940	3,614,314
Intermediate Capital Group plc	282,320	3,924,289
JD Sports Fashion plc	285,570	1,763,912
KAZ Minerals plc	191,930	1,688,283
Keywords Studios plc	142,437	2,115,918
Melrose Industries plc	2,024,440	4,669,415
Moneysupermarket.com Group plc	386,420	1,766,684
NMC Health plc	82,431	2,956,346
Nomad Foods Ltd.(1)	152,420	3,063,642
Rentokil Initial plc	722,050	3,361,494
Rotork plc	608,690	2,296,870
SSP Group plc	276,750	2,437,327
UNITE Group plc (The)	285,480	3,466,507
		82,444,222
TOTAL COMMON STOCKS (Cost $324,460,099)		349,119,945
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $166,308), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $163,077)		163,067
State Street Institutional U.S. Government Money Market Fund, Premier Class	27,317	27,317
TOTAL TEMPORARY CASH INVESTMENTS (Cost $190,384)		190,384
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $324,650,483)		349,310,329
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,388,125)
TOTAL NET ASSETS — 100.0%		$346,922,204

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.4%
Information Technology	16.5%
Consumer Discretionary	14.5%
Health Care	13.4%
Materials	10.3%
Financials	6.7%
Consumer Staples	5.7%
Real Estate	5.3%
Communication Services	4.0%
Energy	2.8%
Utilities	1.0%
Cash and Equivalents*	(0.6)%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	14,077,384	335,042,561	—
Temporary Cash Investments	27,317	163,067	—
	14,104,701	335,205,628	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
February 28, 2019

NT International Value - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Australia — 4.2%
Australia & New Zealand Banking Group Ltd.	729,963	14,498,382
CIMIC Group Ltd.	102,583	3,649,279
Commonwealth Bank of Australia	116,951	6,134,834
JB Hi-Fi Ltd.	68,654	1,056,784
Santos Ltd.	226,674	1,112,675
Super Retail Group Ltd.	615,334	3,234,371
Telstra Corp. Ltd.	1,349,030	2,995,205
Westpac Banking Corp.	106,837	2,043,159
		34,724,689
Brazil — 0.1%
Banco Santander Brasil SA ADR	72,194	864,884
Vale SA ADR	26,500	330,720
		1,195,604
China — 1.8%
China Communications Services Corp. Ltd., H Shares	1,604,000	1,612,225
China Construction Bank Corp., H Shares	989,000	879,419
China Petroleum & Chemical Corp., H Shares	2,146,000	1,853,547
CITIC Ltd.	2,227,000	3,387,418
Industrial & Commercial Bank of China Ltd., H Shares	5,051,000	3,886,498
Lenovo Group Ltd.	2,790,000	2,512,857
Weichai Power Co. Ltd., H Shares	781,000	1,084,480
		15,216,444
Denmark — 0.1%
Topdanmark A/S	14,398	709,874
France — 7.8%
BNP Paribas SA	194,247	9,954,728
Casino Guichard Perrachon SA	50,355	2,662,773
CNP Assurances	297,588	6,878,143
Eiffage SA	31,356	3,059,418
Engie SA	197,302	2,973,579
Kering SA	3,232	1,764,961
Lagardere SCA	195,692	5,063,917
Metropole Television SA	60,877	1,115,529
Orange SA	126,093	1,927,624
Peugeot SA	331,353	8,427,423
Sanofi	84,372	7,053,713
TOTAL SA	238,741	13,575,074
		64,456,882
Germany — 4.9%
Allianz SE	55,323	12,308,543
BASF SE	20,650	1,573,483
Bayer AG	37,355	2,986,157
Covestro AG	54,033	3,081,595

Deutsche Telekom AG	545,980	8,995,542
Dialog Semiconductor plc(1)	52,732	1,608,063
Hamburger Hafen und Logistik AG	38,203	834,316
HUGO BOSS AG	14,862	1,099,148
MTU Aero Engines AG	7,972	1,709,270
RTL Group SA	16,868	951,267
RWE AG	206,291	5,035,494
		40,182,878
Hong Kong — 4.2%
BOC Hong Kong Holdings Ltd.	441,500	1,844,798
Champion REIT	1,106,000	884,828
CK Asset Holdings Ltd.	166,000	1,377,738
CLP Holdings Ltd.	581,000	6,883,404
Kerry Properties Ltd.	444,000	1,855,244
Link REIT	574,500	6,495,350
PCCW Ltd.	2,656,000	1,597,034
Sands China Ltd.	1,094,000	5,463,206
Swire Properties Ltd.	353,600	1,418,950
Wharf Holdings Ltd. (The)	2,059,000	6,439,498
		34,260,050
India — 0.2%
Tata Power Co. Ltd. (The)	1,839,312	1,692,525
Israel — 1.5%
Bank Leumi Le-Israel BM	1,125,068	7,440,647
Israel Discount Bank Ltd., A Shares	529,589	1,871,768
Mizrahi Tefahot Bank Ltd.	119,387	2,286,680
Teva Pharmaceutical Industries Ltd. ADR(1)	28,466	479,083
		12,078,178
Italy — 2.6%
Eni SpA	638,019	11,006,183
EXOR NV	120,267	7,400,752
Fiat Chrysler Automobiles NV(1)	219,100	3,235,311
		21,642,246
Japan — 25.2%
Advantest Corp.	136,200	3,212,397
Astellas Pharma, Inc.	348,300	5,369,879
Bandai Namco Holdings, Inc.	15,000	637,868
Brother Industries Ltd.	248,400	4,535,002
Canon, Inc.	25,200	723,682
Capcom Co., Ltd.	113,600	2,275,771
Daiichikosho Co., Ltd.	62,900	3,103,665
Daiwa Securities Group, Inc.	506,100	2,567,618
DMG Mori Co. Ltd.	176,600	2,284,638
Eisai Co. Ltd.	50,000	4,124,613
en-japan, Inc.	81,700	2,627,681
Hazama Ando Corp.	353,700	2,490,957
Honda Motor Co. Ltd.	143,000	4,045,028
Isuzu Motors Ltd.	446,900	6,396,886
Kansai Electric Power Co., Inc. (The)	242,400	3,621,919

KDDI Corp.	354,400	8,548,014
Kirin Holdings Co. Ltd.	80,700	1,802,021
Kumagai Gumi Co. Ltd.	37,000	1,173,418
Marubeni Corp.	925,300	6,597,012
Mebuki Financial Group, Inc.	2,318,500	6,260,876
Mitsubishi Chemical Holdings Corp.	676,900	4,991,200
Mitsubishi Corp.	157,000	4,421,325
Mitsubishi UFJ Financial Group, Inc.	1,273,800	6,590,414
Mitsui & Co. Ltd.	108,400	1,701,880
Mizuho Financial Group, Inc.	1,612,100	2,533,889
Nihon Unisys Ltd.	133,800	3,487,095
Nikon Corp.	228,900	3,462,301
Nippon Kayaku Co. Ltd.	86,100	1,046,656
Nippon Telegraph & Telephone Corp.	71,600	3,083,942
NTT DOCOMO, Inc.	248,400	5,775,163
ORIX Corp.	393,900	5,696,558
Sankyu, Inc.	82,700	4,043,556
Sawai Pharmaceutical Co. Ltd.	95,600	5,471,924
SBI Holdings, Inc.	57,500	1,209,169
Shionogi & Co. Ltd.	54,700	3,492,084
Shizuoka Bank Ltd. (The)	686,000	5,409,716
Showa Shell Sekiyu KK	332,500	4,981,609
Sojitz Corp.	1,731,300	6,352,682
Sony Corp.	62,400	2,989,983
Sumitomo Chemical Co. Ltd.	587,800	2,910,919
Sumitomo Mitsui Financial Group, Inc.	125,700	4,445,426
Suzuken Co. Ltd.	42,300	2,314,897
Suzuki Motor Corp.	137,300	7,022,359
Takeda Pharmaceutical Co., Ltd.	125,200	5,019,681
Teijin Ltd.	152,700	2,557,672
Toho Holdings Co. Ltd.	39,000	985,978
Tokuyama Corp.	185,300	4,641,435
Tokyo Electric Power Co. Holdings, Inc.(1)	850,300	5,294,112
Toyota Boshoku Corp.	104,600	1,720,108
Toyota Motor Corp.	219,000	13,157,879
Trend Micro, Inc.	34,000	1,674,606
TS Tech Co. Ltd.	219,600	6,393,056
		207,278,219
Malaysia — 0.6%
CIMB Group Holdings Bhd	2,523,000	3,629,546
Petronas Chemicals Group Bhd	640,000	1,451,076
		5,080,622
Netherlands — 3.2%
ABN AMRO Group NV CVA	321,948	7,807,375
ASR Nederland NV	125,022	5,509,068
Coca-Cola European Partners plc	99,150	4,673,931
NN Group NV	107,568	4,686,126
QIAGEN NV(1)	106,088	4,056,916
		26,733,416

New Zealand — 0.9%
a2 Milk Co. Ltd.(1)	457,502	4,458,407
Spark New Zealand Ltd.	1,051,315	2,670,476
		7,128,883
Norway — 2.6%
Aker BP ASA	23,774	805,743
Equinor ASA	411,207	9,243,766
Salmar ASA	116,558	5,587,711
Telenor ASA	274,902	5,360,439
		20,997,659
Portugal — 0.6%
EDP - Energias de Portugal SA	1,345,666	4,936,272
Singapore — 2.9%
ComfortDelGro Corp. Ltd.	2,755,100	4,870,332
Oversea-Chinese Banking Corp. Ltd.	694,000	5,677,249
Singapore Technologies Engineering Ltd.	1,449,600	4,009,988
United Overseas Bank Ltd.	483,300	8,943,910
		23,501,479
South Africa — 0.1%
Imperial Logistics Ltd.	159,051	727,106
South Korea — 1.3%
Daelim Industrial Co. Ltd.	26,533	2,208,134
Hanwha Corp.	50,484	1,443,105
Hyundai Marine & Fire Insurance Co. Ltd.	33,148	1,111,123
Samsung Electronics Co. Ltd.	103,270	4,141,084
SK Hynix, Inc.	29,133	1,813,204
		10,716,650
Spain — 3.5%
Banco Bilbao Vizcaya Argentaria SA	1,191,331	7,417,701
Banco Santander SA	1,993,666	9,742,014
Ence Energia y Celulosa SA	224,024	1,612,985
Mapfre SA	1,743,023	4,924,779
Telefonica SA	590,764	5,099,536
		28,797,015
Sweden — 0.8%
Lundin Petroleum AB	112,599	3,681,777
Tele2 AB, B Shares	217,816	2,868,917
		6,550,694
Switzerland — 6.0%
Logitech International SA	120,522	4,532,028
Nestle SA	33,922	3,071,181
Novartis AG	140,928	12,855,153
Roche Holding AG	26,741	7,429,767
Swisscom AG	12,815	5,933,382
UBS Group AG(1)	147,052	1,871,209
Zurich Insurance Group AG	42,395	14,017,684
		49,710,404
Taiwan — 0.2%
Shin Kong Financial Holding Co. Ltd.	5,895,099	1,748,414

United Kingdom — 22.2%
3i Group plc	687,412	8,623,319
Aggreko plc	271,477	2,580,286
Anglo American plc	371,497	9,871,944
BHP Group plc	682,524	15,805,935
BP plc	1,932,153	13,695,125
Centrica plc	3,843,061	6,346,067
Evraz plc	707,267	5,296,419
GlaxoSmithKline plc	918,885	18,249,754
HSBC Holdings plc	2,646,837	21,516,660
International Consolidated Airlines Group SA	702,110	5,555,163
Legal & General Group plc	2,363,485	8,796,270
Lloyds Banking Group plc	4,799,586	4,044,912
Marks & Spencer Group plc	519,733	1,881,919
Rio Tinto plc	310,001	17,828,319
Royal Dutch Shell plc, B Shares	1,110,776	34,835,643
Segro plc	179,171	1,570,823
Tate & Lyle plc	560,284	5,164,771
Vodafone Group plc	655,500	1,167,460
		182,830,789
TOTAL COMMON STOCKS (Cost $782,763,062)		802,896,992
EXCHANGE-TRADED FUNDS — 1.8%
iShares MSCI EAFE ETF	116,000	7,455,320
iShares MSCI EAFE Value ETF	137,000	6,713,000
iShares MSCI Japan ETF	16,000	869,760
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,637,986)		15,038,080
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $7,384,989), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $7,241,514)		7,241,061
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $1,237,009), at 1.25%, dated 2/28/19, due 3/1/19 (Delivery value $1,209,042)		1,209,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,051	4,051
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,454,112)		8,454,112
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $806,855,160)		826,389,184
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,725,484)
TOTAL NET ASSETS — 100.0%		$823,663,700

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.5%
Energy	11.4%
Health Care	9.9%
Materials	8.9%
Consumer Discretionary	8.8%
Communication Services	8.5%
Industrials	8.1%
Utilities	4.4%
Information Technology	3.3%
Consumer Staples	3.3%
Real Estate	2.4%
Exchange-Traded Funds	1.8%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,348,618	796,548,374	—
Exchange-Traded Funds	15,038,080	—	—
Temporary Cash Investments	4,051	8,450,061	—
	21,390,749	804,998,435	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Non-U.S. Intrinsic Value Fund
February 28, 2019

NT Non-U.S. Intrinsic Value - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Belgium — 0.9%
Ontex Group NV	175,239	3,685,528
Brazil — 2.3%
Embraer SA ADR	429,402	8,811,329
China — 1.9%
PetroChina Co. Ltd., H Shares	11,244,000	7,434,168
France — 9.8%
BNP Paribas SA	224,166	11,488,010
Renault SA	77,801	5,330,036
Sanofi	187,530	15,677,983
Societe Generale SA	181,561	5,575,944
		38,071,973
Germany — 4.7%
Commerzbank AG(1)	1,699,885	14,027,783
Leoni AG	149,582	4,080,004
		18,107,787
Italy — 5.8%
Eni SpA	696,721	12,018,826
Saras SpA	3,286,845	6,505,198
UniCredit SpA	307,772	4,188,998
		22,713,022
Japan — 18.6%
Haseko Corp.	784,200	9,786,231
Hazama Ando Corp.	248,300	1,748,670
Iida Group Holdings Co. Ltd.	494,300	9,019,927
Mazda Motor Corp.	660,400	7,746,584
Mitsubishi UFJ Financial Group, Inc.	1,950,900	10,093,608
Nippon Television Holdings, Inc.	378,600	5,940,622
Nissan Motor Co. Ltd.	1,690,400	14,595,083
NOK Corp.	163,700	2,634,709
Sumitomo Mitsui Financial Group, Inc.	156,200	5,524,070
Token Corp.	23,000	1,413,448
TV Asahi Holdings Corp.	124,800	2,284,053
Yamazen Corp.	123,300	1,326,306
		72,113,311
Mexico — 3.7%
Cemex SAB de CV ADR(1)	604,916	2,933,843
Fibra Uno Administracion SA de CV	8,268,761	11,488,798
		14,422,641
Netherlands — 10.2%
Aegon NV	2,770,720	14,900,546
AerCap Holdings NV(1)	220,457	9,951,429
NN Group NV	135,299	5,894,208

Signify NV	326,954	8,683,716
		39,429,899
Russia — 5.3%
Gazprom PJSC ADR	860,586	4,082,620
Gazprom PJSC	2,473,915	5,965,839
Surgutneftegas PJSC Preference Shares	17,158,128	10,455,449
		20,503,908
South Korea — 12.6%
Hana Financial Group, Inc.	196,634	6,792,239
Hyundai Mobis Co. Ltd.	50,355	9,872,213
Hyundai Motor Co.	106,179	11,942,423
Hyundai Wia Corp.	36,467	1,408,812
Kia Motors Corp.	564,180	18,334,470
Korea Electric Power Corp.(1)	23,863	739,420
		49,089,577
Spain — 1.7%
Atresmedia Corp. de Medios de Comunicacion SA	353,970	1,757,852
Tecnicas Reunidas SA	183,751	4,915,855
		6,673,707
Switzerland — 3.1%
Credit Suisse Group AG(1)	964,218	11,926,528
United Kingdom — 17.3%
Babcock International Group plc	2,087,202	14,976,826
Barclays plc	7,403,445	16,119,785
Capita plc(1)	4,702,631	7,734,293
Kingfisher plc	5,609,787	18,013,545
Standard Chartered plc (Hong Kong)	116,750	937,004
Standard Chartered plc (London)	1,165,143	9,297,048
		67,078,501
TOTAL COMMON STOCKS (Cost $360,372,312)		380,061,879
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 5/31/19 - 8/15/25, valued at $6,070,869), in a joint trading account at 2.25%, dated 2/28/19, due 3/1/19 (Delivery value $5,952,925)		5,952,553
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 2/15/47, valued at $1,015,946), at 1.25%, dated 2/28/19, due 3/1/19 (Delivery value $994,035)		994,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,195	3,195
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,949,748)		6,949,748
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $367,322,060)		387,011,627
OTHER ASSETS AND LIABILITIES — 0.3%		999,427
TOTAL NET ASSETS — 100.0%		$388,011,054

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	30.1%
Consumer Discretionary	29.5%
Industrials	13.8%
Energy	13.2%
Health Care	4.0%
Real Estate	3.0%
Communication Services	2.5%
Consumer Staples	0.9%
Materials	0.7%
Utilities	0.2%
Cash and Equivalents*	2.1%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	8,811,329	—	—
Mexico	2,933,843	11,488,798	—
Netherlands	9,951,429	29,478,470	—
Other Countries	—	317,398,010	—
Temporary Cash Investments	3,195	6,946,553	—
	21,699,796	365,311,831	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 24, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2019